1933 Act Registration No. 002-74747
1940 Act Registration No. 811-03313

As filed with the Securities and Exchange Commission on February 5, 2016

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No. 75	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940

Amendment No. 75	[X]

FIRST AMERICAN FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

800 Nicollet Mall
Minneapolis, Minnesota 55402
(Address of Principal Executive Offices) (Zip Code)

(612) 303-7987
(Registrant’s Telephone Number, including Area Code)

Richard J. Ertel
U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall, BC-MN-H04N
Minneapolis, Minnesota 55402-7020
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[  ]          immediately upon filing pursuant to paragraph (b) of Rule 485
[  ]          on (date) pursuant to paragraph (b) of Rule 485
[x]          60 days after filing pursuant to paragraph (a)(1) of Rule 485
[  ]          on (date) pursuant to paragraph (a)(1) of Rule 485
[  ]          75 days after filing pursuant to paragraph (a)(2) of Rule 485
[  ]          on (date) pursuant to paragraph (a)(2) of Rule 485

Table of

Please find First American Funds’ Privacy Policy inside the back cover of this Prospectus.

This prospectus and the related Statement of Additional Information (SAI) do not constitute an offer to sell or a solicitation of an offer to buy shares in the funds, nor shall any such shares be offered or sold to any person in any jurisdiction in which an offer, solicitation, purchase, or sale would be unlawful under the securities laws of such jurisdiction.

The funds may be offered only to persons in the United States. This prospectus should not be considered a solicitation or offering of fund shares outside the United States.

Fund Summaries

Government Obligations Fund

Investment Objective

Government Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	Class X
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class X
1 year	$ 14
3 years	$ 45
5 years	$ 79
10 years	$179

1	Prospectus –	First American Money Market Funds Class X Shares

Fund Summaries

Government Obligations Fund continued

Principal Investment Strategies

Government Obligations Fund invests exclusively in short-term U.S. government securities, including repurchase agreements secured by U.S. government securities. U.S. government securities are bonds or other debt obligations issued or guaranteed as to principal and interest by the U.S. government or one of its agencies or instrumentalities. U.S. Treasury securities and some obligations of U.S. government agencies and instrumentalities are supported by the full faith and credit of the U.S. government. Other U.S. government securities are backed by the right of the issuer to borrow from the U.S. Treasury. Still others are supported only by the credit of the issuer or instrumentality.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests solely in U.S. government securities and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

2	Prospectus –	First American Money Market Funds Class X Shares

Fund Summaries

Government Obligations Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance (for Class A shares). The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s Class A share performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. Performance information for Class X shares will be provided after such shares have one full calendar year of performance.

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/15	Date	One Year	Five Years	Ten Years
Government Obligations Fund	9/24/01	0.01%	0.01%	1.05%

Investment Advisor

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 11 of the prospectus.

3	Prospectus –	First American Money Market Funds Class X Shares

Fund Summaries

Prime Obligations Fund

Investment Objective

Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	Class X
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class X
1 year	$ 14
3 years	$ 45
5 years	$ 79
10 years	$179

4	Prospectus –	First American Money Market Funds Class X Shares

Fund Summaries

Prime Obligations Fund continued

Principal Investment Strategies

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;

•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);

•	non-convertible corporate debt securities;

•	securities issued by the U.S. government or one of its agencies or instrumentalities;

•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;

•	loan participation interests; and

•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

5	Prospectus –	First American Money Market Funds Class X Shares

Fund Summaries

Prime Obligations Fund continued

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

6	Prospectus –	First American Money Market Funds Class X Shares

Fund Summaries

Prime Obligations Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance (for Class A shares). The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s Class A share performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. Performance for Class X shares will be provided after such shares have one full calendar year of performance.

AVERAGE ANNUAL TOTAL RETURNS	Inception
AS OF 12/31/15	Date	One Year	Five Years	Ten Years
Prime Obligations Fund	9/24/01	0.02%	0.01%	1.12%

Investment Advisor

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 11 of the prospectus.

7	Prospectus –	First American Money Market Funds Class X Shares

Fund Summaries

Treasury Obligations Fund

Investment Objective

Treasury Obligations Fund’s objective is to seek maximum current income consistent with the preservation of capital and maintenance of liquidity.

Fees and Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees (fees paid directly from your investment)	Class X
Maximum Sales Charge (Load)	None
Maximum Deferred Sales Charge (Load)	None
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.04%
Total Annual Fund Operating Expenses	0.14%

Example: This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class X
1 year	$ 14
3 years	$ 45
5 years	$ 79
10 years	$179

8	Prospectus –	First American Money Market Funds Class X Shares

Fund Summaries

Treasury Obligations Fund continued

Principal Investment Strategies

Under normal market conditions, Treasury Obligations Fund invests exclusively in short-term U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The U.S. Treasury obligations in which the fund invests include U.S. Treasury bonds, notes, and bills. These types of Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. U.S. Treasury obligations are backed by the full faith and credit of the U.S. government.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Principal Risks

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates. Because the fund invests primarily in U.S. Treasury obligations and repurchase agreements secured by those securities, the fund may offer less income than money market funds investing in other high-quality money market securities.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so.

9	Prospectus –	First American Money Market Funds Class X Shares

Fund Summaries

Treasury Obligations Fund continued

Fund Performance

The following bar chart and table provide some indication of the potential risks of investing in the fund by showing changes in the fund’s performance (for Class A shares). The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

The bar chart shows you the variability of the fund’s Class A performance from year to year. The table illustrates the fund’s average annual total returns over the time periods indicated. Performance of Class X shares will be provided after such shares have one full calendar year of performance.

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/15	Inception Date	One Year	Five Years	Ten Years
Treasury Obligations Fund	9/24/01	0.00%	0.00%	0.95%

Investment Advisor

U.S. Bancorp Asset Management, Inc.

Other Information

For important information about the purchase and sale of fund shares, tax information, and financial intermediary compensation, please see “Additional Summary Information” on page 11 of the prospectus.

10	Prospectus –	First American Money Market Funds Class X Shares

Additional Summary Information

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the funds on any business day by calling your financial institution. You can become a shareholder in any of the funds by making a minimum initial investment of at least $250 million. The funds reserve the right to waive or lower purchase minimums under certain circumstances and to reject any purchase order or to stop offering shares for sale at any time. You can redeem shares through your financial institution.

Each fund reserves the right to suspend the right of shareholder redemption, or postpone the date of payment:

•	if emergency conditions should exist, as specified in the Investment Company Act of 1940 (the “Investment Company Act”), or as determined by the Securities and Exchange Commission (SEC), as a result of which disposal of portfolio securities or determination of the net asset value (NAV) of the fund is not reasonably practicable;
•	for any period during which trading on the New York Stock Exchange (NYSE) is restricted as determined by the SEC or the NYSE is closed (other than customary weekend and holiday closings);
•	for any period during which there is a non-routine closure of the Fedwire or applicable Federal Reserve Banks;

•	for any period during which the SEC has, by rule or regulation, deemed that (1) trading shall be restricted or (2) an emergency exists;

•	for any period during which a fund, as part of a necessary liquidation of the fund, has properly postponed and/or suspended redemption of shares and payment in accordance with federal securities laws; or
•	for such other periods as the SEC may by order permit for the protection of shareholders of the fund.

In addition, in the unlikely event that the funds’ board of directors were to determine pursuant to SEC regulations that the extent of the deviation between a fund’s amortized cost per share and its market-based NAV per share may result in material dilution or other unfair results to shareholders, the board will cause the fund to take such action as it deems appropriate to eliminate or reduce to the extent practicable such dilution or unfair results, including suspending redemption of shares and liquidating the fund under Rule 22e-3 of the Investment Company Act.

Tax Information

Any dividends you receive from the funds are generally taxable as ordinary income. Dividends attributable to income from U.S. government securities may be exempt from state personal income taxes.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase a fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

11	Prospectus –	First American Money Market Funds Class X Shares

More about the Funds

Investment Objectives

The funds’ objectives are described in the “Fund Summaries” section. Please remember, there is no guarantee that any fund will achieve its objective.

Investment Strategies

The funds’ principal investment strategies are discussed in the “Fund Summaries” section. These are the strategies that the funds’ investment advisor believes are most likely to be important in trying to achieve the funds’ objectives. You should be aware that each fund may also use strategies and invest in securities that are not described in this prospectus, but that are described in the SAI. For a copy of the SAI, call Investor Services at 800 677-3863.

U.S. Government Agency Securities

U.S. government securities issued by the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal Home Loan Banks (FHLB) are neither issued nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the United States. These entities, however, were chartered or supported by Acts of Congress and are supported by federal subsidies, loans or other benefits. The Government National Mortgage Association (Ginnie Mae) is a wholly-owned U.S. corporation that is authorized to guarantee timely payment and interest of its securities. U.S. government securities issued by Ginnie Mae are guaranteed by the full faith and credit of the United States. Other U.S. government securities do not have an explicit guarantee but support is implied due to the government sponsorship of their mandated activities, including securities issued by the Tennessee Valley Authority and Federal Farm Credit Banks.

Other Money Market Funds

In addition to the securities specified in the “Fund Summaries” section, each fund may invest in other money market funds that invest in the same types of securities as the respective fund, including each of the other money market funds advised by the funds’ investment advisor. To avoid duplicative investment advisory fees, when a fund invests in another money market fund advised by the fund’s investment advisor, the investment advisor reimburses the fund an amount equal to the fund’s proportionate share of the investment advisory fee paid by the other money market fund to the investment advisor. If the fund invests in money market funds advised by another investment advisor, you will bear both your proportionate share of the expenses in the fund (including management and advisory fees) and, indirectly, the expenses of such other money market fund.

Securities Lending

To generate additional income, each fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions deemed by the fund’s advisor to present minimal credit risk. When a fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to at least 102% of the value of the loaned securities, which is invested consistent with the fund’s investment strategies. If the borrower fails to return the loaned securities, the fund could suffer a loss if the value of the invested collateral is insufficient to purchase replacement securities.

12	Prospectus –	First American Money Market Funds Class X Shares

More about the Funds

Investment Strategies continued

Temporary Defensive Position

For liquidity and to respond to unusual market conditions, the funds may hold all or a significant portion of their total assets in cash for temporary defensive purposes. This may result in a lower yield and prevent the funds from meeting their investment objectives.

Investment Approach

Each fund complies with SEC regulations that apply to money market funds. These regulations require that each fund’s investments mature within 397 days from the date of purchase and that each fund maintain a weighted average maturity of 60 days or less and a weighted average life of 120 days or less. The funds may invest in securities with variable or floating interest rates and securities with demand features. The maturities of these securities are determined according to regulations which allow the funds to consider some of these securities as having maturities shorter than their stated maturity dates. All of the funds’ investments must be in U.S. dollar-denominated high quality securities which have been determined by the funds’ advisor to present minimal credit risk and are rated in one of the two highest rating categories by one or more nationally recognized statistical rating organizations (NRSROs) or are deemed by the advisor to be of comparable quality to securities having such ratings. In addition, no more than 3% of each fund’s total assets may be invested in securities rated in the second highest rating category by an NRSRO or deemed to be of comparable quality by the fund’s advisor at the time of purchase (“second-tier securities”). With limited exceptions, a fund may not invest more than 5% of its total assets in securities issued by the same issuer. Each fund is further limited to investing no more than ½ of 1% in second-tier securities of any issuer. Each fund must comply with weekly liquidity standards that require a fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each fund must also comply with daily liquidity standards that require a fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each fund is limited to investing no more than 5% of its total assets in illiquid securities.

Investment Risks

The principal risks of investing in each fund are identified in the “Fund Summaries” section. The following is a further description of certain principal risks and other risks of investing in the funds.

Cybersecurity Risk. With the increased use of technologies such as the Internet and the dependence on computer systems to perform necessary business functions, a fund may be subject to operational and informational security risks resulting from breaches in cybersecurity (“cyber-attacks”). A cyber-attack refers to both intentional and unintentional events that may cause a fund to lose proprietary information, suffer data corruption, or lose operational capacity. Cyber-attacks include, but are not limited to, infection by computer viruses or other malicious software code, gaining unauthorized access to systems, networks, or devices that are used to service the fund’s operations through “hacking” or other means for the purpose of misappropriating assets or sensitive information, corrupting data, or causing operational disruption.

13	Prospectus –	First American Money Market Funds Class X Shares

More about the Funds

Investment Risks continued

Cybersecurity failures or breaches by the funds‘ affiliates or service providers, may cause disruptions and impact the business operations, potentially resulting in financial losses to both a fund and its shareholders, the inability of fund shareholders to transact business, inability to calculate a fund’s net asset value, impediments to trading, violations of applicable privacy and other laws (including the release of private shareholder information), regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, and/or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While the advisor has risk management systems designed to prevent or reduce the impact of such cyber-attacks, there are inherent limitations in such controls, systems and protocols, including the possibility that certain risks have not been identified, as well as the rapid development of new threats. These cybersecurity risks are also present for issuers of securities in which a fund invests, which could result in material adverse consequences for such issuers, and may cause a fund’s investment in such securities to lose value and may result in financial loss for fund shareholders.

Foreign Security Risk. The foreign securities in which Prime Obligations Fund may invest, although dollar-denominated, may present some additional risk. Political or social instability or diplomatic developments could adversely affect the securities. There is also the risk of possible withholding taxes, seizure of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on securities owned by the fund. In addition, there may be less public information available about foreign corporations and foreign banks and their branches.

Regulatory Risk. In July 2014, the SEC adopted reforms to money market fund regulation that could affect the funds’ operations and return potential. In addition, changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact the funds’ operations, universe of potential investment options, and return potential.

On March 30, 2015, the Government Obligations Fund and Treasury Obligations Fund announced that they currently have no intention to rely on the ability to impose redemption gates and liquidity fees, which beginning October 14, 2016 will be elective provisions for government money market funds under the SEC’s money market fund reforms. The funds’ management will continue to evaluate the impact of the regulatory changes on the funds.

Disclosure of Portfolio Holdings

A description of the funds’ policies and procedures with respect to the disclosure of the funds’ portfolio securities is available in the funds’ SAI.

14	Prospectus –	First American Money Market Funds Class X Shares

Fund Management

Investment Advisor

U.S. Bancorp Asset Management, Inc.
800 Nicollet Mall
Minneapolis, MN 55402

U.S. Bancorp Asset Management provides investment management services to individuals and institutions, including corporations, foundations, pensions, and retirement plans. As of December 31, 2015, U.S. Bancorp Asset Management had more than $56 billion in assets under management, including investment company assets of more than $44 billion. As investment advisor, U.S. Bancorp Asset Management manages the funds’ business and investment activities, subject to the authority of the funds’ board of directors.

Each fund pays the investment advisor a monthly management fee for providing investment advisory services. The table below reflects management fees paid to the investment advisor, after taking into account any fee waivers, for the funds’ most recently completed fiscal year.

Management fee as a % of average daily net assets
Government Obligations Fund	0.08%
Prime Obligations Fund	0.10%
Treasury Obligations Fund	0.06%

U.S. Bancorp Asset Management may voluntarily waive or reimburse certain fees and expenses in order to maintain a zero or positive yield for each share class of each fund. These waivers and reimbursements may be terminated at any time by U.S. Bancorp Asset Management.

A discussion regarding the basis for the board’s approval of the funds’ investment advisory agreement appears in the funds’ annual report to shareholders for the fiscal year ended August 31, 2015.

Additional Compensation

U.S. Bancorp Asset Management, U.S. Bank National Association (U.S. Bank) and other affiliates of U.S. Bancorp may act as fiduciary with respect to plans subject to the Employee Retirement Income Security Act of 1974 (ERISA) and other trust and agency accounts that invest in the First American funds. As described above, U.S. Bancorp Asset Management receives compensation for acting as the funds’ investment advisor. U.S. Bancorp Asset Management, U.S. Bank and their affiliates also receive compensation from the funds as set forth below.

Administration Services. U.S. Bancorp Asset Management and its affiliate, U.S. Bancorp Fund Services, LLC (Fund Services), act as the funds’ administrator and sub-administrator, respectively, providing administration services that include general administrative and accounting services, blue sky services and shareholder services. For such services, each fund pays U.S. Bancorp Asset Management the fund’s pro rata portion of up to [     %], on an annual basis, of the aggregate average daily net assets attributable to Class X shares of all First American money market funds. U.S. Bancorp Asset Management pays Fund Services a portion of its fee, as agreed to from time to time. In addition to these fees, the funds may reimburse U.S. Bancorp Asset Management for any out-of-pocket expenses incurred in providing administration services.

15	Prospectus –	First American Money Market Funds Class X Shares

Fund Management

Investment Advisor continued

Custody Services. U.S. Bank provides custody services to each fund. U.S. Bank is paid monthly fees equal, on an annual basis, to 0.005% of each fund’s average daily net assets.

Securities Lending Services. In connection with lending their portfolio securities, the funds pay fees to U.S. Bank of 20% of each fund’s net income from securities lending transactions and U.S. Bank pays half of such fees to U.S. Bancorp Asset Management for certain securities lending services provided by U.S. Bancorp Asset Management.

Transfer Agency Services. Fund Services provides transfer agency and dividend disbursing services, as well as certain shareholder services, to the funds. Fund Services receives fees for transfer agency and dividend disbursing services on a per shareholder account basis, subject to a minimum fee per share class. In addition, the funds may reimburse Fund Services for any out-of-pocket expenses incurred in providing transfer agency services.

Other Compensation. To the extent that fund shares are held through U.S. Bank or its broker-dealer affiliate, U.S. Bancorp Investments, Inc., those entities may receive distribution and/or shareholder servicing fees from the funds’ distributor as well as other payments from the funds’ distributor and/or advisor as described below under “Shareholder Information — Additional Payments to Institutions.”

Portfolio Managers

The funds are managed by a team of persons who are employed by U.S. Bancorp Asset Management.

16	Prospectus –	First American Money Market Funds Class X Shares

Shareholder Information

Pricing of Fund Shares

You may purchase or redeem shares of the funds on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. A fund may close when the Federal Reserve is open and the NYSE is closed, such as Good Friday. On any business day when the Securities Industry Financial Markets Association recommends that the bond markets close trading early, a fund may also close trading early.

Your purchase or redemption price will be based on that day’s NAV per share if your order is received by the funds in proper form prior to the time the fund calculates its NAV. See “Additional Information on Purchasing and Redeeming Fund Shares — Calculating Net Asset Value” below. Contact your investment professional or financial institution to determine the time by which it must receive your order to be assured same day processing. To make sure your order is in proper form, you must follow the instructions set forth below under “Purchasing and Redeeming Fund Shares.”

Some investment professionals or financial institutions may charge a transaction-based fee for helping you purchase or redeem shares or an asset-based fee. Contact your investment professional or financial institution for more information.

Share Classes

The funds issue their shares in multiple classes. This prospectus offers Class X shares.

Class X shares are available for a minimum initial investment of at least $250 million in any one fund. Certain eligible investors may not be subject to a minimum initial investment. Class X shares are offered at net asset value, with no front-end or contingent deferred sales charge and no distribution (12b-1) or shareholder servicing fee.

Purchasing and Redeeming Fund Shares

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. As a result, when you open an account, we will ask for your name, permanent street address, date of birth, and social security or taxpayer identification number. Addresses containing a P.O. Box only will not be accepted. We may also ask for other identifying documents or information. You may purchase or redeem shares by calling your financial institution.

When purchasing shares, payment must be made by wire transfer, which can be arranged by your financial institution.

You cannot purchase shares by wire on days when federally chartered banks are closed.

If a fund receives a redemption request by the time the fund calculates its NAV, as specified below, payment will be made the same day by transfer of federal funds if the Fedwire transfer system is available for use that day. Otherwise, payment will be made on the next business day.

17	Prospectus –	First American Money Market Funds Class X Shares

Shareholder Information

Purchasing and Redeeming Fund Shares continued

Purchases In-Kind. Generally, all purchases will be in cash. However, the funds reserve the right to permit you to purchase shares through the exchange of other securities that you own if consistent with a fund’s investment objective, policies, and operations. The market value of any securities exchanged, plus any cash, must be at least $25 million. Please contact your investment professional, financial institution or Investor Services at 800 677-3863.

Redemptions In-Kind. Generally, all redemptions will be for cash. However, the funds reserve the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash. If payment by a fund is made in securities, the fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the fund and its remaining shareholders. If you receive redemption proceeds in-kind, you should expect to incur transaction costs upon disposition of those securities.

Additional Information on Purchasing and Redeeming Fund Shares

Calculating Net Asset Value

The funds generally calculate their NAV per share as of the time specified in the table below on each business day that the funds are open, except that the NAV for the funds is generally calculated at 1:00 p.m. Central time on days on which the bond markets close early (typically on the business day preceding a Federal holiday) (an “Early Close”). Purchase and redemption orders received after closing time, including an Early Close, will be processed the next business day.

Deadline for orders to be
received in order to receive
the current day’s NAV
Government Obligations Fund	3:30 p.m. Central time
Prime Obligations Fund	3:30 p.m. Central time
Treasury Obligations Fund	3:30 p.m. Central time

A fund’s NAV is equal to the market value of its investments and other assets, less any liabilities, divided by the number of fund shares. The securities held by the funds are valued on the basis of amortized cost. This involves valuing an instrument at its cost and thereafter assuming a constant amortization of any discount or premium until the instrument’s maturity, rather than looking at actual changes in the market value of the instrument. Each fund’s net asset value is normally expected to be $1 per share.

Frequent Trading of Fund Shares

The funds are designed to offer investors a liquid cash option and it is anticipated that shareholders will purchase and redeem fund shares on a frequent basis. Frequent trading by shareholders may disrupt the management of the funds and increase fund expenses. However, given the short-term nature of the funds’ investments and their use of the amortized cost

18	Prospectus –	First American Money Market Funds Class X Shares

Shareholder Information

Additional Information on Purchasing and Redeeming Fund Shares continued

method for calculating the NAV of fund shares, the funds do not anticipate that in the normal case frequent or short-term trading into and out of the funds will have significant adverse consequences for the funds and their shareholders. Accordingly, the funds’ board of directors has not adopted policies or procedures to monitor or discourage frequent or short-term trading of the funds’ shares.

Dividends and Distributions

Each fund earns interest, dividends and other income from its investments, and distributes this income (less fund expenses) to you as dividends. Dividends from a fund’s net investment income are declared daily and paid monthly. A fund may take into account capital gains and losses (other than net long-term capital gains) in its daily dividend declarations. A fund may also make additional distributions for tax purposes if necessary.

If a fund receives your wire transfer payment for fund shares by the time the fund determines its NAV, you will begin to accrue dividends on that day. If you redeem shares, you will not receive a dividend on the day of your redemption request if your request is received by the time the fund determines its NAV.

Dividends will be reinvested in additional shares of the same fund, unless you request that distributions be reinvested in another First American fund or paid in cash. This request may be made on your new account form, by contacting your financial institution, or by calling Investor Services at 800 677-3863. Cash distributions will be paid on or about the first business day of each month. If you request that your distributions be paid in cash but those distributions cannot be delivered because of an incorrect mailing address, or if a distribution check remains uncashed for six months, the undelivered or uncashed distributions and all future distributions will be reinvested in fund shares at the current NAV.

Taxes

Some of the tax consequences of investing in the funds are discussed below. More information about taxes is provided in the SAI. However, because everyone’s tax situation is unique, always consult your tax professional about federal, state, and local tax consequences.

Dividends you receive from the funds are generally taxable as ordinary income, whether you reinvest them or take them in cash. Dividends from the funds will not be eligible for the reduced rate of tax that applies to “qualified dividend income.”

The advisor and/or the distributor may pay additional compensation to investment professionals, participating institutions and “one-stop” mutual fund networks (each an “institution” and, collectively, “institutions”) out of their own resources in connection with the sale or retention of fund shares and/or in exchange for sales and/or administrative services performed on behalf of the institution’s customers. The amounts of these payments may be significant, and may create an incentive for the institution or its employees or associated persons to recommend or sell shares of the funds to you. These payments are not reflected in the fees and expenses listed in the “Fund Summaries” section of the prospectus because they are not paid by the funds.

19	Prospectus –	First American Money Market Funds Class X Shares

Shareholder Information

Additional Payments to Institutions

These payments are negotiated and may be based on such factors as the number or value of First American money market fund shares that the institution sells or may sell; the value of the assets invested in the First American money market funds by the institution’s customers; reimbursement of ticket or operational charges (fees that an institution charges its representatives for effecting transactions in fund shares); lump sum payment for services provided; the type and nature of services or support furnished by the institution; and/or other measures as determined from time to time by the advisor and/or distributor.

The advisor and/or distributor may make other payments or allow other promotional incentives to institutions to the extent permitted by SEC and FINRA rules and by other applicable laws and regulations. Certain institutions may also receive payments in recognition of sub-accounting or other services they provide to shareholders or plan participants who invest in the funds through their employee benefit or retirement plan.

You can ask your institution for information about any payments it receives from the advisor and/or the distributor and from the funds, and any services your institution provides, as well as about fees and/or commissions your institution charges. You can also find more details about payments made by the advisor and/or the distributor in the funds’ SAI.

Staying Informed

Shareholder Reports

Shareholder reports are mailed twice a year, in October and April. They include financial statements and performance information, and, on an annual basis, the report of independent registered public accounting firm.

In an attempt to reduce shareholder costs and help eliminate duplication, the funds will try to limit their mailings to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call Investor Services at 800 677-3863.

Statements and Confirmations

Statements summarizing activity in your account are mailed quarterly. Confirmations generally are mailed following each purchase or sale of fund shares. Generally, the funds do not send statements to individuals who have their shares held in an omnibus account.

20	Prospectus –	First American Money Market Funds Class X Shares

Financial Highlights

Class X shares commenced operations as of the date of this prospectus. Accordingly, the funds do not have financial highlights with respect to Class X shares.

21	Prospectus –	First American Money Market Funds Class X Shares

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

First American Funds’ Privacy Policy

We want to provide an explanation to Consumers of what nonpublic personal information is and how it’s collected and used.

A “Consumer” is considered an individual investor who invests or has invested in our products for personal, family or household purposes.

“Nonpublic personal information” is nonpublic information that we obtain while providing financial products or services to you.

How we collect your information

We obtain nonpublic information about you during the account opening process from the applications and other forms you are asked to complete and from the transactions you make with us. We may also receive nonpublic information about you from companies affiliated with us or from other companies that provide services to you.

The types of information we collect

We may collect the following nonpublic personal information about you:

•	Information about your identity, such as your name, address, and social security number.
•	Information about your transactions with us.

•	Information you provide on applications, such as your beneficiaries and banking information, if provided to us.

Why we collect your information

We gather nonpublic personal information about you and your accounts so that we can:

•	Know who you are and prevent unauthorized access to your information.

•	Comply with the laws and regulations that govern us.

What information we disclose

We may share some or all of the nonpublic personal information that we collect about you with our affiliated providers of financial services, including our family of funds and their advisor, and with companies that perform shareholder services on our behalf. We do not use nonpublic information received from our affiliates for marketing purposes.

We’re permitted by law to disclose nonpublic personal information about you to other third parties in certain circumstances. For example, we may disclose nonpublic personal information about you to affiliated and nonaffiliated third parties to assist us in servicing your account (e.g., mailing of fund-related materials) and to government entities (e.g., IRS for tax purposes).

We’ll continue to adhere to the privacy policies and practices described here even after your account is closed or becomes inactive.

Confidentiality and security

To protect nonpublic personal information about you, we restrict access to such information to only those employees and authorized agents who need to use the information. We maintain physical, electronic, and procedural safeguards to maintain the confidentiality and security of nonpublic information about you. In addition, we require our service providers to restrict access to nonpublic personal information about you to those employees who need that information in order to provide products or services to you. We also require them to maintain physical, electronic, and procedural safeguards that comply with applicable federal standards and regulations to guard your information.

Additional rights and protections

You may have other privacy protections under applicable state laws. To the extent that these state laws apply, we will comply with them when we share information about you. This privacy policy does not apply to your relationship with other financial service providers, such as broker-dealers. We may amend this privacy notice at any time, and we will inform you of changes as required by law.

Our pledge applies to products and services offered by the First American Family of Funds

NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

THIS PAGE IS NOT PART OF THE PROSPECTUS

First American Funds

P.O. Box 1330

Minneapolis, MN 55440-1330

The Statement of Additional Information (SAI) provides more details about the funds and their policies and is incorporated into this prospectus by reference (which means that it is legally part of this prospectus).

Additional information about the funds’ investments is available in the funds’ annual and semi-annual reports to shareholders.

You can obtain a free copy of the funds’ most recent annual or semi-annual reports or the SAI, request other information about the funds, or make other shareholder inquiries by calling Investor Services at 800 677-3863 or by contacting the funds at the address above. Annual or semi-annual reports and the SAI are also available on the funds’ Internet site at www.firstamericanfunds.com.

Information about the funds (including the SAI) can also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 1-202-551-8090. Reports and other information about the funds are also available on the EDGAR Database on the SEC’s Internet site at www.sec.gov, or you can obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or; by writing the SEC’s Public Reference Section, Washington, D.C. 20549-1520.

SEC file number: 811-03313	PROMMX __/16

FIRST AMERICAN FUNDS, INC.

Statement of Additional Information

April ____, 2016

Money Market Funds

Share Classes/Ticker Symbols
Fund	Class A	Class D	Class I	Class X	Class Y	Class Z	Institutional Investor	Reserve
Government Obligations Fund	FAAXX	FGDXX	--		FGVXX	FGZXX	FVIXX	--
Prime Obligations Fund	FIVXX	FPDXX	FIUXX		FAIXX	FPZXX	FPIXX	--
Treasury Obligations Fund	FATXX	FTDXX	--		FOCXX	FUZXX	FLIXX	STSXX

This Statement of Additional Information (“SAI”) relates to Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund (each a “Fund” and collectively, the “Funds”), each of which is a series of First American Funds, Inc. (“FAF”). This SAI is not a prospectus, but should be read in conjunction with the Funds’ current Prospectuses dated April ____, 2016. Class X shares are first being offered as of the date of this SAI. The financial statements included as part of the Funds’ Annual Report to shareholders for the fiscal year ended August 31, 2015 are incorporated by reference into this SAI. This SAI is incorporated into the Funds’ Prospectuses by reference. To obtain copies of Prospectuses or the Funds’ Annual Report at no charge, write the Funds’ distributor, Quasar Distributors, LLC (the “Distributor”), 615 East Michigan Street, Milwaukee, WI 53202, call Investor Services at 800 677-3863, or visit the Funds’ website at www.firstamericanfunds.com. Please retain this SAI for future reference.

i

ii

General Information

FAF was incorporated in the State of Minnesota under the name “First American Money Fund, Inc.” on October 29, 1981. FAF’s board of directors (the “Board”) and shareholders, at meetings held December 6, 1989 and January 18, 1990, respectively, approved amendments to the Articles of Incorporation providing that the name “First American Money Fund, Inc.” be changed to “First American Funds, Inc.”

As set forth in the Prospectuses, FAF is organized as a series fund, and currently issues its shares in five series. Each series of shares represents a separate investment portfolio with its own investment objective and policies (in essence, a separate mutual fund). The series of FAF to which this SAI relates are named on the cover.

Shareholders may purchase shares of each Fund through separate classes. Prime Obligations Fund offers its shares in seven classes: Class A, Class D, Class I, Class X, Class Y, Class Z, and Institutional Investor shares. Treasury Obligations Fund offers its shares in seven classes: Class A, Class D, Class X, Class Y, Class Z, Institutional Investor, and Reserve shares. Government Obligations Fund offers its shares in six classes: Class A, Class D, Class X, Class Y, Class Z, and Institutional Investor shares. Prior to December 1, 2003, the Class A shares were named “Class S” shares. Class X shares are first being offered as of the date of this SAI. The different classes provide for variations in distribution costs, voting rights and dividends. To the extent permitted under the Investment Company Act of 1940, as amended (the “1940 Act”), the Funds may also provide for variations in other costs among the classes. Except for differences among the classes pertaining to such costs, each share of each Fund represents an equal proportionate interest in that Fund. Each of the Funds is an open-end diversified management investment company.

FAF has prepared and will provide a separate Prospectus relating to the Class A shares, the Class D shares, the Class I shares, the Class X shares, the Class Y shares, the Class Z shares, the Institutional Investor shares, and the Reserve shares of the Funds. These Prospectuses can be obtained at no charge by writing Quasar Distributors, LLC at 615 East Michigan Street, Milwaukee, WI 53202, by calling First American Funds Investor Services at 800 677-3863, or by visiting the Funds’ website at www.firstamericanfunds.com.

The Bylaws of FAF provide that meetings of shareholders be held only with such frequency as required under Minnesota law and the 1940 Act. Minnesota corporation law requires only that the Board convene shareholders’ meetings when it deems appropriate. In addition, Minnesota law provides that if a regular meeting of shareholders has not been held during the immediately preceding 15 months, a shareholder or shareholders holding 3% or more of the voting shares of FAF may demand a regular meeting of shareholders by written notice given to the President or Treasurer of FAF. Within 30 days after receipt of the demand, the Board shall cause a regular meeting of shareholders to be called, which meeting shall be held no later than 90 days after receipt of the demand, all at the expense of FAF. In addition, the 1940 Act requires a shareholder vote for, among other things, all amendments to fundamental investment policies and restrictions, for approval of all investment advisory contracts and amendments thereto, and for all amendments to Rule 12b-1 distribution plans.

This SAI may also refer to Mount Vernon Securities Lending Trust (the “Mount Vernon Trust”), an affiliated investment company, and to eight separate closed-end funds (the “Closed-End Funds”). The Closed-End Funds are no longer part of the First American fund complex; however, they were part of the complex during the historical periods covered in this SAI.

1

Investment Restrictions

Each Fund is classified under the 1940 Act as a diversified series of an open-end management investment company. This classification cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act, i.e., by the lesser of the vote of (a) 67% of the shares of the Fund present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the outstanding shares of the Fund. The 1940 Act currently restricts each Fund, with respect to 75% of its total assets, from investing more than 5% of the value of its total assets in the outstanding securities of any one issuer, or own more than 10% of the outstanding voting securities of any one issuer, in each case other than securities issued or guaranteed by the U.S. Government or any agency or instrumentality thereof, securities of other investment companies, and cash and cash items (including receivables).

In addition to the investment objective and policies set forth in the Prospectuses and under the caption “Additional Information Concerning Fund Investments” below, the Funds are subject to the investment restrictions set forth below. The investment restrictions set forth in paragraphs 1 through 8 below are fundamental and cannot be changed with respect to a Fund without approval by the holders of a majority of the outstanding shares of the Fund as defined in the 1940 Act.

Fundamental Investment Restrictions

None of the Funds will:

1.	Concentrate its investments in a particular industry, except that there shall be no limitation on the purchase of obligations of domestic commercial banks, excluding for this purpose, foreign branches of domestic commercial banks. For purposes of this limitation, the U.S. Government and state or municipal governments and their political subdivisions are not considered members of any industry. Whether a Fund is concentrating in an industry shall be determined in accordance with the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

2.	Borrow money or issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

3.	With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund’s total assets taken at market value to be invested in the securities of such issuer; or (b) such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

4.	Invest for the primary purpose of control or management.

5.	Purchase physical commodities or contracts relating to physical commodities.

6.	Purchase or sell real estate unless as a result of ownership of securities or other instruments, but this shall not prevent the Funds from investing in securities or other instruments backed by real estate or interests therein or in securities of companies that deal in real estate or mortgages.

7.	Act as an underwriter of securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed an underwriter under applicable laws.

8.	Make loans except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.

2

For purposes of applying the limitation set forth in number 1 above, according to the current interpretation by the U.S. Securities and Exchange Commission (“SEC”), the Fund would be concentrated in an industry if 25% or more of its total assets, based on market value at the time of purchase, were invested in that industry.

For purposes of applying the limitation set forth in number 2 above, under the 1940 Act as currently in effect, the Funds are not permitted to issue senior securities, except that a Fund may borrow from any bank if immediately after such borrowing the value of such Fund’s total assets is at least 300% of the principal amount of all of the Fund’s borrowings (i.e., the principal amount of the borrowings may not exceed 33 1/3% of the Fund’s total assets). In the event that such asset coverage shall at any time fall below 300% the Fund shall, within three days thereafter (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300%.

For purposes of applying the limitation set forth in number 8 above, there are no limitations with respect to unsecured loans made by a Fund to an unaffiliated party. However, when a Fund loans its portfolio securities, the obligation on the part of the Fund to return collateral upon termination of the loan could be deemed to involve the issuance of a senior security within the meaning of Section 18(f) of the 1940 Act. In order to avoid a violation of Section 18(f), a Fund may not make a loan of portfolio securities if, as a result, more than one-third of its total asset value (at market value computed at the time of making a loan) would be on loan. The Funds currently do not intend to make loans, unsecured or otherwise, except to the extent that investments in debt securities in accordance with Rule 2a-7 of the 1940 Act (“Rule 2a-7”) (as discussed below under “Additional Restrictions”) would be deemed to be loans.

Non-Fundamental Investment Restrictions

The following restrictions are non-fundamental and may be changed by the Board without a shareholder vote.

The Funds will not:

1.	Sell securities short.

2.	Borrow money in an amount exceeding 10% of a Fund’s total assets. The Funds will not borrow money for leverage purposes. For the purpose of this investment restriction, the purchase of securities on a when-issued or delayed delivery basis shall not be deemed the borrowing of money. A Fund will not make additional investments while its borrowings exceed 5% of total assets.

3.	Invest more than 5% of their total assets in illiquid securities.

Additional Restrictions

The Funds may not invest in obligations of any affiliate of U.S. Bancorp, including U.S. Bank National Association (“U.S. Bank”).

FAF has received an exemptive order (Investment Company Act Release No. 22589 dated March 28, 1997) from the SEC under which short-term investments and repurchase agreements may be entered into on a joint basis by the Funds and other funds advised by U.S. Bancorp Asset Management, Inc. (“USBAM” or the “Advisor”).

FAF has also received an exemptive order (Investment Company Act Release No. 25526 dated April 15, 2002) from the SEC which permits the Funds to participate in an interfund lending program pursuant to which the Funds and other funds advised by the Advisor may lend money directly to each other for emergency or temporary purposes. The program is subject to a number of conditions designed to ensure fair and equitable treatment of all participating funds, including the following: (1) no Fund may borrow money through the program unless it receives a more favorable interest rate than a rate approximating the lowest interest rate at which bank loans would be available to any of the participating funds under a loan agreement; and (2) no Fund may lend money through the program unless it

3

receives a more favorable return than that available from an investment in repurchase agreements and, to the extent applicable, money market cash sweep arrangements. In addition, a Fund may participate in the program only if and to the extent that such participation is consistent with the Fund’s investment objectives and policies (for instance, money market funds would normally participate only as lenders because they rarely need to borrow cash to meet redemptions). The duration of any loans made under the interfund lending program will be limited to the time required to receive payment for the securities sold, but in no event more than 7 days. All loans will be callable by the lending Fund on one business day’s notice. A Fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending Fund could result in a lost investment opportunity or additional costs. The program is subject to the oversight and periodic review of the Board of the participating Funds.

The Funds are subject to the investment restrictions of Rule 2a-7 in addition to other policies and restrictions discussed herein. Pursuant to Rule 2a-7, each Fund is required to invest exclusively in securities that mature within 397 days from the date of purchase and to maintain a weighted average maturity of not more than 60 days and a weighted average life of not more than 120 days. Under Rule 2a-7, securities that are subject to specified types of demand or put features may be deemed to mature at the next demand or put date although they have a longer stated maturity. Rule 2a-7 also requires that all investments by each Fund be limited to U.S. dollar-denominated investments that (a) present “minimal credit risk” and (b) are at the time of acquisition “Eligible Securities.” Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations (“NRSROs”) in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc. (“Standard & Poor’s”), or Prime-1 or Prime-2 by Moody’s Investors Service, Inc. (“Moody’s”). The Advisor, pursuant to delegation by the Board, is responsible for determining that the Funds’ investments present only “minimal credit risk” and are Eligible Securities. Such determinations are subject to the oversight of, and are made pursuant to written guidelines and procedures established by, the Board.

Rule 2a-7 requires, among other things, that each Fund may not invest, other than in U.S. “Government Securities” (as defined in the 1940 Act), more than 5% of its total assets in securities issued by the issuer of the security; provided that the applicable Fund may invest in First Tier Securities (as defined in Rule 2a-7) in excess of that limitation for a period of up to three business days after the purchase thereof provided that the Fund may not make more than one such investment at any time. Rule 2a-7 also requires that each Fund may not invest, other than in U.S. Government Securities, (a) more than 3% of its total assets in Second Tier Securities (i.e., Eligible Securities that are not rated by two NRSROs in the highest category such as A-1 and Prime-1) and (b) more than 1/2 of 1% of its total assets in Second Tier Securities of any one issuer. Each Fund must comply with weekly liquidity standards that require a Fund to hold at least 30% of its total assets in cash, direct obligations of the U.S. Government, agency discount notes with remaining maturities of 60 days or less, or securities convertible into cash within five business days. Each Fund must also comply with daily liquidity standards that require a Fund to hold at least 10% of its total assets in cash, direct obligations of the U.S. Government, or securities convertible into cash within one business day. Each Fund is limited to investing no more than 5% of its total assets in illiquid securities.

The Funds’ concentration policy permits investment, without limit, in bankers’ acceptances, certificates of deposit and similar instruments issued by (i) U.S. banks and (ii) U.S. branches of foreign banks (in circumstances in which the U.S. branches of foreign banks are subject to the same regulation as U.S. banks). To the extent that such investments are consistent with a Fund’s investment objective and policies, the Fund may concentrate in such instruments when, in the opinion of the Advisor, the yield, marketability and availability of investments meeting the Fund’s quality standards in the banking industry justify any additional risks associated with the concentration of the Fund’s assets in such industry.

Under normal market conditions, Government Obligations Fund invests at least 80% of its assets in U.S. government securities, including repurchase agreements secured by U.S. government securities and Treasury Obligations Fund invests at least 80% of its assets in U.S. Treasury obligations, including repurchase agreements secured by U.S. Treasury obligations. The Funds will provide shareholders with at least 60 days advance notice before changing these policies.

4

Additional Information Concerning Fund Investments

The principal investment strategies of the Funds are set forth in the Funds’ current Prospectuses under “Fund Summaries.” This section describes in additional detail certain of the Funds’ principal investment strategies and other non-principal investment strategies. The Funds have attempted to identify investment strategies that will be employed in pursuing their investment objectives. Additional information concerning the Funds’ investment restrictions is set forth above under “Investment Restrictions.”

If a percentage limitation referred to in this SAI or in the Prospectuses is adhered to at the time of an investment, a later increase or decrease in percentage resulting from changes in values of assets will not constitute a violation of such limitation except in the case of the limitations on illiquid investments and borrowing from banks.

The securities in which the Funds invest may not yield as high a level of current income as longer term or lower grade securities. These other securities may have less stability of principal, be less liquid, and fluctuate more in value than the securities in which the Funds invest. All securities in each Fund’s portfolio are purchased with and payable in U.S. dollars.

Asset-Backed Securities

Prime Obligations Fund may invest in asset-backed securities, including asset-backed commercial paper, as a non-principal investment strategy. Asset-backed securities generally constitute interests in, or obligations secured by, a pool of receivables other than mortgage loans, such as automobile loans and leases, credit card receivables, home equity loans and trade receivables. Asset-backed securities generally are issued by a private special-purpose entity. Their ratings and creditworthiness typically depend on the legal insulation of the issuer and transaction from the consequences of a sponsoring entity’s bankruptcy, as well as on the credit quality of the underlying receivables and the amount and credit quality of any third-party credit enhancement supporting the underlying receivables or the asset-backed securities. Asset-backed securities and their underlying receivables generally are not issued or guaranteed by any governmental entity.

Commercial Paper and Rule 144A Securities

Prime Obligations Fund may invest in commercial paper as a principal investment strategy. Commercial paper refers to short-term, unsecured promissory notes issued by corporations or other entities to finance short-term credit needs. Prime Obligations Fund may also purchase asset-backed commercial paper (“ABCP”), which is a form of commercial paper that is backed by assets such as real estate, trade receivables, credit card loans, auto loans and other commercial assets. ABCP is typically sponsored by a commercial bank or other financial institution. Commercial paper is usually sold on a discount basis and typically has a maturity at the time of issuance not exceeding nine months. Such securities, if they meet the criteria for liquidity established by the Board, will be considered liquid. Consequently, Prime Obligations Fund does not intend to subject such securities to the 5% limitation applicable to investments in illiquid securities.

The commercial paper in which Prime Obligations Fund may invest includes commercial paper issued in reliance on the exemption from registration afforded by Section 4(a)(2) of the Securities Act of 1933 and corporate obligations qualifying for resale to certain “qualified institutional buyers” pursuant to Rule 144A under the Securities Act of 1933. Because the secondary market for Rule 144A securities is generally limited to qualified institutional buyers, there may be times when the trading market for a particular Rule 144A security held by a Fund may be limited and will be considered illiquid. In such event, the Advisor will consider appropriate remedies to minimize the effect on the Fund’s liquidity.

5

Credit Enhancement Agreements

Government Obligations Fund and Prime Obligations Fund, as a non-principal investment strategy, may separately arrange for guarantees, letters of credit, or other forms of credit enhancement agreements (collectively, “Guarantees”) for the purpose of further securing the payment of principal and/or interest on such Funds’ investment securities. Although each investment security, at the time it is purchased, must meet such Funds’ creditworthiness criteria, Guarantees sometimes are purchased from banks and other institutions (collectively, “Guarantors”) when the Advisor, through yield and credit analysis, deems that credit enhancement of certain securities is advisable. As a non-fundamental policy, under normal market conditions, Prime Obligations Fund will limit the value of all investment securities issued or guaranteed by each Guarantor to not more than 10% of the value of the Fund’s total assets.

Foreign Securities

Prime Obligations Fund may invest as a principal investment strategy in dollar-denominated obligations of U.S. branches of foreign banks, foreign branches of domestic banks, foreign banks, and foreign corporations.

Investment in foreign securities is subject to special investment risks that differ in some respects from those related to investments in securities of U.S. domestic issuers. These risks include political, social or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of the imposition of exchange controls, expropriation, limits on removal of currency or other assets, nationalization of assets, foreign withholding and income taxation, and foreign trading practices (including higher trading commissions, custodial charges and delayed settlements). Foreign securities also may be subject to greater fluctuations in price than securities issued by U.S. corporations. The principal markets on which these securities trade may have less volume and liquidity, and may be more volatile, than securities markets in the United States.

In addition, there may be less publicly available information about a foreign bank or company than about a U.S. domiciled bank or company. Foreign banks and companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to U.S. domestic banks and companies. There is also generally less government regulation of securities exchanges, brokers and listed companies abroad than in the United States. Confiscatory taxation or diplomatic developments could also affect investment in those countries. Various provisions of federal law governing the establishment and operation of domestic branches of foreign banks do not apply to foreign branches of domestic banks. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation as well as by governmental action in the country in which the foreign bank has its head office.

Funding Agreements

Prime Obligations Fund may invest in funding agreements as a non-principal investment strategy. Funding agreements are contracts issued by insurance companies that guarantee a return of principal plus some amount of interest. Funding agreements purchased by Prime Obligations Fund will typically be short-term and provide an adjustable rate of interest. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days’ notice to the Fund. The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund. Generally, there is no active secondary market in short-term funding agreements. Consequently, short-term funding agreements may be considered by the Fund to be illiquid investments and therefore subject to the Fund’s non-fundamental policy limiting investments in illiquid securities to not more than 5% of total assets.

6

Lending of Portfolio Securities

In order to generate additional income, each of the Funds may lend portfolio securities representing up to one-third of the value of its total assets to broker-dealers, banks or other institutional borrowers of securities and may do so as a principal investment strategy. If the Funds engage in securities lending, distributions paid to shareholders from the resulting income will not be excludable from a shareholder’s gross income for income tax purposes. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. In these loan arrangements, the Funds will receive collateral in the form of cash, U.S. Government securities or other high-grade debt obligations equal to at least 102% of the value of the securities loaned at the inception of each loan. Collateral is marked to market daily. When a Fund lends portfolio securities, it continues to be entitled to the interest payable on the loaned securities and, in addition, receives interest on the amount of the loan at a rate negotiated with the borrower. The Funds will pay a portion of the income earned on the lending transaction to the placing broker and may pay administrative and custodial fees (including fees to U.S. Bank) in connection with these loans.

U.S. Bank acts as securities lending agent for the Funds and receives separate compensation for such services, subject to compliance with conditions contained in an SEC exemptive order permitting U.S. Bank to provide such services and receive such compensation. U.S. Bank receives fees up to 20% of each Fund’s net income from securities lending transactions and pays half of such fees to USBAM for certain securities lending services provided by USBAM. This may create a financial incentive for USBAM to increase its securities lending revenue by lending out as many portfolio securities as possible. To safeguard against this potential conflict of interest, the Board has adopted procedures designed to ensure that the fee arrangement and the other terms governing the relationship between each Fund and U.S. Bank, acting as securities lending agent for the Fund, are fair.

Letters of Credit

Certain of the debt obligations (including certificates of participation, variable rate demand notes, commercial paper and other short-term obligations) which the Funds may purchase may be backed by an unconditional and irrevocable letter of credit, or other form of credit or liquidity support, of a bank, savings and loan association or insurance company which assumes the obligation for payment and interest in the event of default by the issuer. Only banks, savings and loan associations, and insurance companies which, in the opinion of the Advisor, are of comparable quality to issuers of other permitted investments of the Funds, may be used for letter of credit-backed investments.

Loan Participations

Prime Obligations Fund may invest in loan participation interests as a principal investment strategy. A loan participation interest represents a pro rata undivided interest in an underlying bank loan. Participation interests, like the underlying loans, may have fixed, floating, or variable rates of interest. The bank selling a participation interest generally acts as a mere conduit between its borrower and the purchasers of interests in the loan. The purchaser of an interest (for example, the Fund) generally does not have recourse against the bank in the event of a default on the underlying loan. Therefore, the credit risk associated with such instruments is governed by the creditworthiness of the underlying borrowers and not by the banks selling the interests. If Prime Obligations Fund invests in loan participation interests that can be sold within a seven-day period, the interests are deemed by the Advisor to be liquid investments. If Prime Obligations Fund invests in loan participation interests that are restricted from being sold within a seven-day period, the interests are deemed by the Advisor to be illiquid investments and therefore subject to the Fund’s 5% limitation on investments in illiquid securities.

Money Market Funds

Each of the Funds may invest, to the extent permitted by the 1940 Act, in securities issued by other money market funds, provided that the permitted investments of such other money market funds constitute permitted investments of the investing Fund. The other Funds may do so as a non-principal investment strategy. As a

7

shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of that company’s expenses, including advisory fees. These expenses would be in addition to the expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Funds may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Funds and, therefore, will be borne indirectly by their shareholders. The money market funds in which the Funds may invest include other money market funds advised by the Advisor.

Municipal Securities

Prime Obligations Fund may also invest in municipal securities as a principal investment strategy. Municipal securities include municipal bonds and other debt securities issued by the states and by their local and special-purpose political subdivisions. The term “municipal bond” as used in this Section includes short-term municipal notes and other commercial paper issued by the states and their political subdivisions.

Two general classifications of municipal bonds are “general obligation” bonds and “revenue” bonds. General obligation bonds are secured by the governmental issuer’s pledge of its faith, credit and taxing power for the payment of principal and interest upon a default by the issuer of its principal and interest payment obligation. They are usually paid from general revenues of the issuing governmental entity. Revenue bonds, on the other hand, are usually payable only out of a specific revenue source rather than from general revenues. Revenue bonds ordinarily are not backed by the faith, credit or general taxing power of the issuing governmental entity. The principal and interest on revenue bonds for private facilities are typically paid solely out of rents or other specified payments made to the issuing governmental entity by a private company which uses or operates the facilities. Examples of these types of obligations are industrial revenue bonds and pollution control revenue bonds. Industrial revenue bonds are issued by governmental entities to provide financing aid to community facilities such as hospitals, hotels, business or residential complexes, convention halls and sport complexes. Pollution control revenue bonds are issued to finance air, water and solids pollution control systems for privately operated industrial or commercial facilities. Revenue bonds which are not backed by the credit of the issuing governmental entity frequently provide a higher rate of return than other municipal obligations, but they entail greater risk than obligations which are guaranteed by a governmental unit with taxing power. Federal income tax laws place substantial limitations on industrial revenue bonds, and particularly certain specified private activity bonds issued after August 7, 1986. In the future, legislation could be introduced in Congress which could further restrict or eliminate the income tax exemption for interest on debt obligations in which the Funds may invest.

The Funds’ investments in municipal bonds and other debt obligations that are purchased from financial institutions such as commercial and investment banks, savings associations and insurance companies may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Funds to treat the income from the investment as exempt from federal income tax.

In addition, the Funds may invest in other federal income tax-free securities such as (i) tax anticipation notes (“TANs”) and revenue anticipation notes (“RANs”) issued to finance working capital needs in anticipation of receiving taxes or other revenues, (ii) bond anticipation notes (“BANs”) that are intended to be refinanced through a later issuance of longer-term bonds, (iii) variable and floating rate obligations including variable rate demand notes, described below under “—Variable and Floating Rate Instruments,” (iv) tender option bonds, and (v) participation, trust and partnership interests in any of the foregoing obligations. The obligations of TANs, RANs, and BANs are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer’s payment obligations under the notes or that refinancing will be otherwise unavailable. Tender option bonds are created when municipal instruments are transferred to a special purpose trust which issues two classes of certificates. The first class, commonly called floating rate certificates, pays an interest rate that is typically reset weekly based on a specified index. The second class, commonly called inverse floaters, pays an interest rate based on the difference between the interest rate earned on the underlying municipal instruments and the interest rate paid on the floating rate certificates, after expenses. In selecting tender option bonds, the Advisor

8

may consider the creditworthiness of the issuer of the underlying bond deposited in the trust, the experience of the custodian, and the quality of the sponsor providing the tender option, among other factors. In certain instances, the tender option may be terminated.

Obligations of Banks and Other Financial Services Companies

As noted in the Prospectuses, Prime Obligations Fund invests as a principal investment strategy in U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million, including fixed and variable rate certificates of deposit, time deposits, bankers’ acceptances, and other short-term obligations. Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits that may be held by a Fund will not benefit from insurance from the Deposit Insurance Fund administered by the Federal Deposit Insurance Corporation (“FDIC”). Bankers’ acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. Bank obligations in which the Fund invests may include uninsured, direct obligations, bearing fixed, floating or variable interest rates. The Fund may also invest in securities issued by other financial services companies in various industries as a principal investment strategy. To the extent the Fund invests in securities issued by domestic and foreign banks and other financial services companies, the Fund’s performance will be susceptible to the risks associated with the banking and financial services sectors. These sectors are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services sectors can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

Put Options

Prime Obligations Fund, as a non-principal investment strategy, may purchase securities that provide for the right to resell them to the issuer, a bank or a broker-dealer at a specified price within a specified period of time prior to the maturity date of such obligations. Such a right to resell, which is commonly known as a “put,” may be sold, transferred or assigned only with the underlying security or securities. The Fund may pay a higher price for a security with a put than would be paid for the same security without a put. The primary purpose of purchasing such securities with puts is to permit the Fund to be as fully invested as practicable in securities while at the same time providing the Fund with appropriate liquidity.

Repurchase Agreements

Each Fund may engage in repurchase agreements as a principal investment strategy. A repurchase agreement involves the purchase by a Fund of securities with the agreement that, after a stated period of time, the original seller (the “counterparty”) will buy back the same securities (“collateral”) at a predetermined price or yield. Under normal market conditions, repurchase agreements permit the Funds to maintain liquidity and earn income over periods of time as short as overnight. Each Fund may enter into repurchase agreement transactions that are collateralized fully as defined in Rule 5b-3(c)(1) of the 1940 Act, which has the effect of enabling a Fund to look to the collateral, rather than the counterparty, for determining whether its assets are “diversified” for 1940 Act purposes. In addition, for Prime Obligations Fund, collateral may include securities that the Fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. Irrespective of the type of collateral underlying a repurchase agreement, a Fund must determine that a repurchase obligation with a particular counterparty involves minimal credit risk to the Fund and otherwise satisfies the credit quality standards applicable to the acquisition of an instrument issued by such counterparty in compliance with Rule 2a-7.

Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. The Funds may also invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by an unaffiliated third-party custodian bank until the maturity of the repurchase agreement. The market value of the collateral underlying the

9

repurchase agreement will be determined on each business day. If at any time the market value of the collateral falls below the repurchase price under the repurchase agreement (including any accrued interest), the appropriate Fund will promptly receive additional collateral (so the total collateral is an amount at least equal to the repurchase price plus accrued interest).

Repurchase agreements involve certain risks not associated with direct investments in securities. If the counterparty defaults on its obligation to repurchase as a result of its bankruptcy or otherwise, the purchasing Fund will seek to sell the collateral, which could involve costs or delays. Although collateral will at all times be maintained in an amount at least equal to the repurchase price under the agreement (including accrued interest), a Fund would suffer a loss if the proceeds from the sale of the collateral were less than the agreed-upon repurchase price. As noted above, Prime Obligations Fund may engage in repurchase agreement transactions that are collateralized by securities that the Fund is not otherwise directly permitted to purchase, such as long-term government bonds, investment grade corporate bonds and equity securities. These collateral securities may be less liquid or more volatile than others or less liquid and more volatile than the securities that the Fund is permitted to purchase directly, thereby increasing the risk that the Fund will be unable to recover fully in the event of a counterparty’s default and potentially resulting in the Fund owning securities that it is not otherwise permitted to purchase. The Advisor will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

U.S. Government Securities

Each Fund may invest in securities issued or guaranteed as to principal or interest by the U.S. Government, or agencies or instrumentalities of the U.S. Government. Making such investments is a principal investment strategy for each Fund. These investments include direct obligations of the U.S. Treasury, such as U.S. Treasury bonds, notes, and bills. These Treasury securities are essentially the same except for differences in interest rates, maturities, and dates of issuance. In addition to Treasury securities, Government Obligations Fund and Prime Obligations Fund may invest in securities, such as notes, bonds, and discount notes, which are issued or guaranteed by agencies of the U.S. Government and various instrumentalities which have been established or sponsored by the U.S. Government. Except for U.S. Treasury securities, these U.S. Government obligations, even those which are guaranteed by federal agencies or instrumentalities, may or may not be backed by the “full faith and credit” of the United States. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment. The Advisor considers securities guaranteed by an irrevocable letter of credit issued by a government agency to be guaranteed by that agency.

U.S. Treasury obligations include bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system, which are known as Separately Traded Registered Interest and Principal Securities (“STRIPS”). STRIPS are sold as zero coupon securities, which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying U.S. Treasury obligations. A Fund’s investments in STRIPS will be limited to components with maturities less than or equal to 397 days and the Funds will not actively trade such components.

10

Variable and Floating Rate Instruments

Certain of the obligations in which the Funds may invest may be variable or floating rate obligations in which the interest rate is adjusted either at predesignated periodic intervals (variable rate) or when there is a change in the index rate of interest on which the interest rate payable on the obligation is based (floating rate). Interest rates on these securities are ordinarily tied to, and represent a percentage of, a widely recognized interest rate, such as the yield on 90-day U.S. Treasury bills or the prime rate of a specified bank. These rates may change as often as twice daily. Generally, changes in interest rates will have a smaller effect on the market value of variable and floating rate securities than on the market value of comparable fixed-income obligations. Thus, investing in variable and floating rate securities generally affords less opportunity for capital appreciation and depreciation than investing in comparable fixed-income securities. Variable or floating rate obligations may be combined with a put or demand feature (e.g., variable rate demand obligations or notes) that entitles the holder to the right to demand repayment in full or to resell at a specific price and/or time. Variable or floating rate obligations with a demand feature enable the Funds to purchase instruments with a stated maturity in excess of 397 calendar days in accordance with Rule 2a-7, which allows the Funds to consider certain of such instruments as having maturities that are less than the maturity date on the face of the instrument.

Variable and floating rate instruments may include variable amount master demand notes that permit the indebtedness thereunder to vary in addition to providing for periodic adjustments in the interest rate. There may be no active secondary market with respect to a particular variable or floating rate instrument. Nevertheless, the periodic readjustments of their interest rates tend to assure that their value to a Fund will approximate their par value. Illiquid variable and floating rate instruments (instruments that are not payable upon seven days’ notice and do not have an active trading market) that are acquired by a Fund are subject to the Fund’s percentage limitations regarding securities that are illiquid or not readily marketable. USBAM will continuously monitor the creditworthiness of issuers of variable and floating rate instruments in which the Funds invest and the ability of issuers to repay principal and interest.

When-Issued and Delayed Delivery Securities

Each Fund may purchase securities on a when-issued or delayed delivery basis, although none of the Funds do so as a principal investment strategy. The settlement dates for these types of transactions are determined by mutual agreement of the parties and may occur a month or more after the parties have agreed to the transaction. Securities purchased on a when-issued or delayed delivery basis are subject to market fluctuation and no interest accrues to the Fund during the period prior to settlement. At the time a Fund commits to purchase securities on a when-issued or delayed delivery basis, it will record the transaction and thereafter reflect the value, each day, of such security in determining its net asset value. At the time of delivery of the securities, the value may be more or less than the purchase price. The Funds do not receive income from these securities until such securities are delivered. Each Fund will maintain cash or cash equivalents or other portfolio securities equal in value to commitments for such when-issued or delayed delivery securities. A Fund will not purchase securities on a when issued or delayed delivery basis if, as a result thereof, more than 15% of that Fund’s net assets would be so invested.

Zero-Coupon and Step-Up Coupon Securities

Government Obligations Fund and Prime Obligations Fund may invest in zero-coupon securities and step-up coupon securities as a non-principal investment strategy. These securities are debt securities that do not make regular cash interest payments. Zero-coupon securities are securities that make no periodic interest payments, but are instead sold at discounts from face value. Step-up coupon bonds are debt securities that may not pay interest for a specified period of time and then, after the initial period, may pay interest at a series of different rates. If these securities do not pay current cash income, the market prices of these securities would generally be more volatile and likely to respond to a greater degree to changes in interest rates than the market prices of securities having similar maturities and credit qualities that pay cash interest periodically.

11

Portfolio Turnover

The Funds generally intend to hold their portfolio securities to maturity. In certain instances, however, a Fund may dispose of its portfolio securities prior to maturity when it appears such action will be in the best interest of the Fund because of changing money market conditions, redemption requests, or otherwise. A Fund may attempt to maximize the total return on its portfolio by trading to take advantage of changing money market conditions and trends or to take advantage of what are believed to be disparities in yield relationships between different money market instruments. Because each Fund invests in short-term securities and manages its portfolio as described above in “Investment Restrictions” and “Additional Information Concerning Fund Investments” and, as set forth in the “Fund Summaries” sections of the Funds’ Prospectuses, each Fund’s portfolio will turn over several times a year. Because brokerage commissions as such are not usually paid in connection with the purchase or sale of the securities in which the Funds invest and because the transactional costs are small, the high turnover is not expected to materially affect net asset values or yields. Securities with maturities of less than one year are excluded from required portfolio turnover rate calculations.

Disclosure of Portfolio Holdings

Public Disclosure

In order to comply with Rule 2a-7, information concerning the Funds’ portfolio holdings, as well as their weighted average maturity and weighted average life, is posted on the Funds’ website (www.firstamericanfunds.com) typically five business days after the end of each month and remains posted on the website for at least six months thereafter. In addition, each Fund files more detailed portfolio information with the SEC on Form N-MFP no later than five business days after the end of each month, which becomes publicly available on the SEC’s website (www.sec.gov) 60 days after the end of the month to which the information pertains. Each Fund is also required to file its portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with each Fund’s annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. These filings are generally available within 60 days of the end of the relevant Fund’s fiscal quarter. A Fund may publish complete portfolio holdings information more frequently if it has a legitimate business purpose for doing so.

Each Fund’s portfolio holdings are also posted on the Funds’ website on a weekly basis, typically on the first business day of each week. This weekly information generally reflects holdings as of the previous Thursday and remains posted on the website until the next publication date. Until such time as it is posted, it will be Undisclosed Holdings Information, as defined below, and subject to the Funds’ procedures regarding the disclosure of Undisclosed Holdings Information.

Nonpublic Disclosure

The Board has adopted policies and procedures (the “Disclosure Policies”), which prohibit the release of information concerning portfolio holdings, or information derived therefrom (“Undisclosed Holdings Information”), that has not been made public through SEC filings or the Funds’ website. Different exceptions to this prohibition may apply depending on the type of third party that receives the Undisclosed Holdings Information. The Disclosure Policies are designed to prevent the use of portfolio holdings information to trade against the Funds, or otherwise use the information in a way that would harm the Funds, and to prevent selected investors from having nonpublic information that will allow them to make advantageous decisions with respect to purchasing and selling Fund shares.

Disclosure within the Advisor and Its Affiliates and to Fund Directors

Undisclosed Holdings Information is provided, or otherwise made available, on a daily basis (a) without prior approval, to individuals who are employed by the Advisor and who have a need to know the information, such as investment, compliance and treasury personnel, and (b) to individuals employed by affiliates of the Advisor who are not otherwise entitled to receive such information under “Disclosure to Fund Service Providers and Prospective Service Providers,” below, if (1) such individuals are subject to the Advisor’s Code of Ethics, or that of an affiliate,

12

which imposes a duty not to trade on such information; and (2) the Funds’ Chief Compliance Officer (“CCO”) has determined that improper use of such information by such individuals is not likely to affect the Funds in any material respect.

Undisclosed Holdings Information also may be provided without prior approval to directors of the Funds and the directors’ service providers, such as counsel, as part of the materials for regular or special board of directors meetings.

Disclosure to Fund Service Providers and Prospective Service Providers

The Funds’ officers may authorize disclosure of Undisclosed Holdings Information to eligible service providers and prospective service providers where such service providers require the information in the normal course of business in order to provide services to the Funds, or in anticipation of providing such services in the future. Undisclosed Holdings Information is provided, or otherwise made available, to the Advisor (as described above), custodians, auditors, accounting service providers, administrators, transfer agents, securities lending agents, outside accountants, outside counsel, financial printers, pricing services, companies that provide analytical or statistical information (including Factset Research Systems and Bloomberg LP), ratings and ranking agencies (including Morningstar, Lipper Analytical Services, Moody’s, and Standard & Poor’s Corporation), entities that provide trading, research and other investment-related services, information aggregators (including Crane Data and iMoneyNet), and financial intermediaries that include the Funds in their investment programs. The Undisclosed Holdings Information may be provided to eligible service providers as it is required, with any frequency and without any delay, provided that such organization has entered into a written agreement with the Funds, or the Funds’ authorized service providers, to maintain the information in confidence and to not use the information for any purpose other than the performance of its contractual responsibilities and duties.

Disclosure to Investors, Prospective Investors, and Investor Consultants

The Disclosure Policies provide that Undisclosed Holdings Information may be provided to individual and institutional investors, prospective investors, or investor consultants with the prior approval of the CCO in the specific instance. The CCO will only approve such disclosure after concluding that it is in the best interests of the Fund in question and its shareholders and if the recipient has agreed in writing to maintain the information in confidence and not to trade on the basis of any such information that is material nonpublic information. In considering a request for such approval, the CCO also shall identify and consider any conflict of interest between the Fund and its shareholders, on the one hand, and the Advisor and its affiliates, on the other, which is presented by the request. If the CCO determines that there is a conflict of interest, he or she will approve such disclosure only if he or she determines that such conflict is materially mitigated by the execution of a confidentiality agreement and that, despite such conflict of interest, disclosure is in the best interests of the relevant Fund and its shareholders. The CCO is responsible for the creation of a written record that states the basis for the conclusion that the disclosure is in the best interests of the relevant Fund and its shareholders.

Disclosure as Required by Applicable Law

Undisclosed Holdings Information may be disclosed to any person as required by applicable laws, rules and regulations. For example, such information may be disclosed in response to regulatory requests for information or in response to legal process in litigation matters.

Disclosure of Limited Holdings

Portfolio managers, analysts and other personnel of the Advisor may discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their representatives. In no case will a material number of portfolio holdings be provided that have not yet been posted on the Funds’ website or filed with the SEC unless the recipient has entered into a written agreement with the Funds to maintain the confidentiality of such information and not to trade on the basis of any

13

such information that is material nonpublic information. In addition, brokers and dealers may be provided with individual portfolio holdings in order to obtain bids or bid and asked prices (if securities held by a Fund are not priced by the Fund’s regular pricing services) or in connection with portfolio transactions.

No Compensation or Consideration

Neither the Funds, nor the Advisor or any affiliate, including the CCO or his or her designee, will solicit or accept any compensation or other consideration in connection with the disclosure of Undisclosed Holdings Information or information derived therefrom.

Chief Compliance Officer Reports to Fund Board

The CCO must provide a quarterly report to the Board addressing exceptions to these policies and procedures during the preceding quarter, if any.

Detective and Corrective Action

Any unauthorized release of Undisclosed Holdings Information which comes to the attention of an employee of the Advisor shall be reported to the CCO. The CCO shall recommend an appropriate sanction to be imposed by the individual’s supervisor if the individual releasing such information is an employee of the Advisor or other appropriate action if the individual is not an employee of the Advisor.

Designee of Chief Compliance Officer

In the event of the absence or unavailability of the CCO, all of the obligations of the CCO may be performed by the Advisor’s Chief Counsel.

*****

The following is a list of persons, other than the Advisor and its affiliates, that have been approved to receive Undisclosed Holdings Information concerning the Funds; however, certain persons may not receive such information concerning the Funds:

ADP Broker-Dealer, Inc.

American Financial Printing, Inc.

Aon Hewitt

Ashland Partners & Company LLP

Bank of America Merrill Lynch

Bank of Montreal

Bank of New York Mellon

Bank of Nova Scotia

Barclays Capital, Inc.

Bloomberg LP

BNP Paribas Prime Brokerage, Inc.

BNP Paribas Securities Corp.

Broadridge Systems

Ceridian Corporation

Charles Schwab & Co., Inc.

Comerica Bank

Country Financial

Crane Data

Credit Agricole Corporate &

Investment Bank

Credit Suisse Securities (USA), LLC

Deutsche Bank Securities, Inc.

Dorsey & Whitney LLP

Ernst & Young LLP

FactSet Research Systems

Fitch, Inc.

FT Interactive Data

Goldman Sachs & Co.

HSBC Bank PLC

HSBC Securities (USA), Inc.

iMoneyNet, Inc.

ING Financial Markets, LLC

Jefferies & Company, Inc.

J.P. Morgan Clearing Corp.

J.P. Morgan Securities, Inc.

KPMG LLP

Lipper Analytical Services

Markit

Merrill Lynch Pierce Fenner & Smith,
Inc.

Moody’s Investor Services

Morgan Stanley & Co.

Morningstar, Inc.

MS Securities Services, Inc.

Piper Jaffray & Co.

Pricing Direct

RBC Capital Markets Corporation

RBS Securities, Inc.

Ropes & Gray LLP

SG Americas Securities, LLC

Societe Generale NY

Standard & Poor’s Corporation /JJ
Kenny

Standard & Poor’s Rating Services

State Street Bank & Trust Co.

SunGard Institutional Brokerage, Inc.

SVB Asset Management

TD Securities (USA) LLC

Thomson Reuters LLC

UBS Securities, LLC

Vision Financial Markets LLC

Wells Fargo Bank, N.A.

Wells Fargo Investments, LLC

14

Directors and Executive Officers

Set forth below is information about the Directors and the officers of FAF. The Board consists entirely of Directors who are not “interested persons” of FAF, as that term is defined in the 1940 Act (“Independent Directors”).

Independent Directors

Name, Address and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[2]
David K. Baumgardner P.O. Box 1329 Minneapolis, MN 55440-1329 (1956)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	CFO, Smyth Companies, LLC (commercial package printing) (1990 to present). Formerly, Certified Public Accountant at a large regional CPA firm (1978-1986). Independent Director, First American Fund Complex since 2016	First American Fund Complex; 2 registered investment companies, including 6 portfolios	None

Mark E. Gaumond P.O. Box 1329 Minneapolis, MN 55440-1329 (1950)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since January 2016	Retired. Formerly, Senior Vice Chair (Americas), Ernst & Young LLP (2006-2010). Certified Public Accountant and member of the American Institute of Certified Public Accountants. Director, Fishers Island Development Corporation and the Walsh Park Benevolent Corporation. Former Director, Cliffs Natural Resources and The California Academy of Sciences. Independent Director, First American Fund Complex since 2016	First American Funds Complex: 2 registered investment companies, including 6 portfolios	Director, Booz Allen Hamilton Holding Corporation (management and technology consulting); Director, Rayonier Advanced Materials, Inc. (materials manufacturer)

Roger A. Gibson P.O. Box 1329 Minneapolis, MN 55440-1329 (1946)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since October 1997	Advisor/Consultant, Future Freight™, a logistics/supply chain company; former Director, Charterhouse Group, Inc., a private equity firm; non-profit board member; prior to retirement in 2005, served in several executive positions for United Airlines, including Vice President and Chief Operating Officer – Cargo; Independent Director, First American Fund Complex since 1997	First American Funds Complex: 2 registered investment companies, including 6 portfolios	Diversified Real Asset Income Fund (investment company)

Leonard W. Kedrowski P.O. Box 1329 Minneapolis, MN 55440-1329 (1941)	Chair; Director	Chair term three years; Director term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Chair of FAF’s Board since January 2011; Director of FAF since November 1993	Owner and President, Executive and Management Consulting, Inc., a management consulting firm; Chief Executive Officer, Blue Earth Internet, a web site development company; Board member, GC McGuiggan Corporation (dba Smyth Companies), a label printer; Member, investment advisory committee, Sisters of the Good Shepherd; Certified Public Accountant; former Vice President, Chief Financial Officer, Treasurer, Secretary, and Director, Andersen Windows, a large privately-held manufacturer of wood windows; former Director, Protection Mutual Insurance Company, an international property and casualty insurer; Independent Director, First American Fund Complex since 1993	First American Funds Complex: 2 registered investment companies, including 6 portfolios	Diversified Real Asset Income Fund (investment company)

Richard K. Riederer P.O. Box 1329 Minneapolis, MN 55440-1329 (1944)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since August 2001	Owner and Chief Executive Officer, RKR Consultants, Inc., a consulting company providing advice on business strategy, mergers and acquisitions; former Director, Cliffs Natural Resources, Inc.; Certified Financial Analyst; non-profit board member; former Chief Executive Officer and President, Weirton Steel Corporation; former Vice President and Treasurer, Harnischfeger	First American Funds Complex: 2 registered investment companies, including 6 portfolios	Diversified Real Asset Income Fund (investment company)

15

Name, Address and Year of Birth	Position Held with the Fund	Term of Office and Length of Time Served	Principal Occupation During Past 5 Years and Other Relevant Experience[1]	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director[2]
Industries, a capital machinery manufacturer; former Treasurer and Director of Planning, Allis Chalmers Corporation, an equipment manufacturing company; former Chairman, American Iron & Steel Institute, a North American steel industry trade association; Independent Director, First American Fund Complex since 2001 and Firstar Funds 1988-2001

James M. Wade P.O. Box 1329 Minneapolis, MN 55440-1329 (1943)	Director	Term expiring earlier of death, resignation, removal, disqualification, or successor duly elected and qualified; Director of FAF since August 2001	Owner and President, Jim Wade Homes, a homebuilding company; formerly, Vice President and Chief Financial Officer, Johnson Controls, Inc.; Independent Director, First American Fund Complex since 2001 and Firstar Funds 1988-2001	First American Funds Complex: 2 registered investment companies, including 6 portfolios	Diversified Real Asset Income Fund (investment company)

[1]	Includes each Director’s principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Director’s qualifications to serve as a Director, which contributed to the conclusion that each Director should serve as a Director for FAF.

[2]	Includes only directorships in a company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934 (the “Exchange Act”) or subject to the requirements of Section 15(d) of the Exchange Act, or any company registered as an investment company under the 1940 Act.

Executive Officers

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years

Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1972) [1]	President	Re-elected by the Board annually; President of FAF since June 2014; Vice President of FAF from January 2011 through June 2014	Chief Executive Officer and President, U.S. Bancorp Asset Management, Inc. since June 2014; Chief Operating Officer, U.S. Bancorp Asset Management, Inc. from August 2012 through June 2014; Head of Operations, Technology and Treasury, U.S. Bancorp Asset Management, Inc. from January 2011 through July 2012; prior thereto, Managing Director of Investment Operations, U.S. Bancorp Asset Management, Inc.

James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1964) [1]	Vice President	Re-elected by the Board annually; Vice President of FAF since June 2014	Chief Investment Officer, U.S. Bancorp Asset Management, Inc. since August 2012; Head of Investments, U.S. Bancorp Asset Management, Inc. from January 2011 through July 2012; prior thereto, Managing Director, U.S. Bancorp Asset Management, Inc.

Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1965) [1]	Treasurer	Re-elected by the Board annually; Treasurer of FAF since January 2011; Assistant Treasurer of FAF from September 2005 through December 2010	Mutual Funds Treasurer and Head of Operations, U.S. Bancorp Asset Management, Inc. since September 2014; Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. from January 2011 through September 2014; prior thereto, Mutual Funds Assistant Treasurer, U.S. Bancorp Asset Management, Inc.

Brent G. Smith U.S. Bancorp Asset	Assistant Treasurer	Re-elected by the Board annually;	Assistant Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc. since September 2014; prior thereto, Senior Fund Accountant,

16

Name, Address, and Year of Birth	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years
Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1981) [1]		Assistant Treasurer of FAF since September 2014	U.S. Bancorp Asset Management, Inc.

Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1959) [1]	Chief Compliance Officer	Re-elected by the Board annually; Chief Compliance Officer of FAF since January 2011	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Director of Compliance, U.S. Bancorp Asset Management, Inc.

Gayle M. Kasmani U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1948) [1]	Anti-Money Laundering Officer	Re-elected by the Board annually; Anti-Money Laundering Officer of FAF since April 2015	Compliance Manager, U.S. Bancorp Asset Management, Inc. since January 2011

Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1967) [1]	Secretary	Re-elected by the Board annually; Secretary of FAF since January 2011; Assistant Secretary of FAF from June 2006 through December 2010 and from June 2003 through August 2004	Chief Counsel, U.S. Bancorp Asset Management, Inc. since January 2011; prior thereto, Counsel, U.S. Bancorp Asset Management, Inc.

Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402 (1973) [1]	Assistant Secretary	Re-elected by the Board annually; Assistant Secretary of FAF since September 2012	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc. since April 2011; prior thereto, Attorney, Steingart, McGrath & Moore, P.A., a Minneapolis-based law firm

[1]	Messrs. Thole, Palmer, Smith, Ertel and Cloutier and Mses. Stevenson, Mayr and Kasmani are each officers and/or employees of U.S. Bancorp Asset Management, Inc., which serves as investment advisor and administrator for FAF.

Board Leadership Structure

The Board is responsible for overseeing generally the operation of the Funds. The Board has approved an investment advisory agreement with USBAM, as well as other contracts with USBAM, its affiliates, and other service providers.

As noted above, the Board consists entirely of Independent Directors. The Directors also serve as trustees of Tax Free Obligations Fund and U.S. Treasury Money Market Fund, each of which is a series of FAF, and the Mount Vernon Trust (collectively with the Funds, the “Fund Complex”). Taking into account the number, the diversity and the complexity of the funds overseen by the Directors and the aggregate amount of assets under management in the Fund Complex, the Board has determined that the efficient conduct of its affairs makes it desirable to delegate responsibility for certain matters to committees of the Board. These committees, which are described in more detail below, review and evaluate matters specified in their charters and make recommendations to the Board as they deem appropriate. Each committee may use the resources of the Funds’ counsel and auditors, counsel to the Independent Directors, if any, as well as other experts. The committees meet as often as necessary, either in conjunction with regular meetings of the Board or otherwise.

The Funds are subject to a number of risks, including, among others, investment, compliance, operational, and valuation risks. The Board’s role in risk oversight of the Funds reflects its responsibility to oversee generally, rather than to manage, the operations of the Funds. The actual day-to-day risk management with respect to the Funds

17

resides with USBAM and the other service providers to the Funds. In line with the Board’s oversight responsibility, the Board receives reports and makes inquiries at its regular meetings or otherwise regarding various risks. However, the Board relies upon the Funds’ Chief Compliance Officer, who reports directly to the Board, and USBAM (including its Senior Business Line Risk Manager and other members of its management team) to assist the Board in identifying and understanding the nature and extent of such risks and determining whether, and to what extent, such risks may be eliminated or mitigated. Although the risk management policies of USBAM and the other service providers are designed to be effective, those policies and their implementation vary among service providers and over time, and there is no guarantee that they will be effective. Not all risks that may affect the Funds can be identified or processes and controls developed to eliminate or mitigate their occurrence or effects, and some risks are simply beyond any control of the Funds or USBAM, its affiliates or other service providers.

Standing Committees of the Board of Directors

There are currently two standing committees of the Board: Audit Committee and Governance Committee. References to the “Funds” in the committee descriptions below are to the Fund Complex. All committee members are Independent Directors.

	Committee Function	Committee Members	Number of Fund Complex Committee Meetings Held During FAF’s Fiscal Year Ended 8/31/15

Audit Committee	The purposes of the Committee are (1) to oversee the Funds’ accounting and financial reporting policies and practices, their internal controls and, as appropriate, the internal controls of certain service providers; (2) to oversee the quality of the Funds’ financial statements and the independent audit thereof; (3) to assist Board oversight of the Funds’ compliance with legal and regulatory requirements; and (4) to act as a liaison between the Funds’ independent auditors and the full Board. The Audit Committee, together with the Board, has the ultimate authority and responsibility to select, evaluate and, where appropriate, replace the outside auditor (or to nominate the outside auditor to be proposed for shareholder approval in any proxy statement).	Roger A. Gibson (Chair) David K. Baumgardner Mark E. Gaumond Leonard W. Kedrowski Richard K. Riederer James M. Wade	6

Governance Committee	The Committee has responsibilities relating to (1) Board and Committee composition (including interviewing and recommending to the Board nominees for election as directors; reviewing the independence of all independent directors; reviewing Board composition to determine the appropriateness of adding individuals with different backgrounds or skills; reporting to the Board on which current and potential members of the Audit Committee qualify as Audit Committee Financial Experts; recommending a successor to the Board Chair when a vacancy occurs; consulting with the Board Chair on Committee assignments; and in anticipation of the Board’s request for shareholder approval of a slate of directors, recommending to the Board the slate of directors to be presented for Board and shareholder approval); (2) Committee structure (including, at least annually, reviewing each Committee’s structure and membership and reviewing each Committee’s charter and suggesting changes thereto); (3) director education (including developing an annual education calendar; monitoring independent director attendance at educational seminars and conferences; developing and conducting orientation sessions for new independent directors; and managing the Board’s education program in a cost-effective manner); and (4) governance practices (including reviewing and making recommendations regarding director compensation and director expenses; monitoring director investments in the Funds; monitoring compliance with director retirement policies; reviewing compliance with the prohibition from	Richard K. Riederer (Chair) David K. Baumgardner Mark E. Gaumond Roger A. Gibson Leonard W. Kedrowski James M. Wade	5

18

Committee Function	Committee Members	Number of Fund Complex Committee Meetings Held During FAF’s Fiscal Year Ended 8/31/15
serving on the board of directors of mutual funds that are not part of the Fund Complex; if requested, assisting the Board Chair in overseeing self-evaluation process; in collaboration with outside counsel, developing policies and procedures addressing matters which should come before the Committee in the proper exercise of its duties; reviewing applicable new industry reports and “best practices” as they are published; reviewing and recommending changes in Board governance policies, procedures and practices; reporting the Committee’s activities to the Board and making such recommendations; reviewing and, as appropriate, recommending that the Board make changes to the Committee’s charter).

[1]	Messrs. Baumgardner and Gaumond were appointed to the Board effective January 1, 2016.

The Governance Committee will consider shareholder recommendations for director nominees in the event there is a vacancy on the Board or in connection with any special shareholders meeting which is called for the purpose of electing directors. FAF does not hold regularly scheduled annual shareholders meetings. There are no differences in the manner in which the Governance Committee evaluates nominees for director based on whether the nominee is recommended by a shareholder.

A shareholder who wishes to recommend a director nominee should submit his or her recommendation in writing to the Chair of the Board (Mr. Kedrowski) or the Chair of the Governance Committee (Mr. Riederer), in either case at First American Funds, P.O. Box 1329, Minneapolis, Minnesota 55440-1329. At a minimum, the recommendation should include:

•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is “independent” within the meaning of New York Stock Exchange and NYSE MKT listing standards and is not an “interested person” as defined in the 1940 Act;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation, together with the number of Fund shares held by such person and the period for which the shares have been held.

The recommendation also can include any additional information that the person submitting it believes would assist the Governance Committee in evaluating the recommendation. Shareholder recommendations for nominations to the Board will be accepted on an ongoing basis and will be kept on file for consideration when there is a vacancy on the Board or prior to a shareholders meeting called for the purpose of electing directors.

Director Ownership of Securities of the Funds or Advisor

The information in the table below discloses the dollar ranges of (i) each Director’s beneficial ownership in the Funds, and (ii) each Director’s aggregate beneficial ownership in all funds within the Fund Complex, including in each case the value of fund shares elected by Directors in the Directors’ deferred compensation plan. The dollar range disclosed is based on the value of the securities as of December 31, 2015.

19

Directors
	Baumgardner[1]	Gaumond[1]	Gibson	Kedrowski	Riederer	Wade
Aggregate Holdings – Fund Complex	—	—	—	—	—	$1-$10,000
Government Obligations Fund	—	—	—	—	—	—
Prime Obligations Fund	—	—	—	—	—	$1-$10,000
Tax Free Obligations Fund	—	—	—	—	—	—
Treasury Obligations Fund	—	—	—	—	—	—
U.S. Treasury Money Market Fund	—	—	—	—	—	—

[1]	Messrs. Baumgardner and Gaumond were appointed to the Board effective January 1, 2016.

As of September 30, 2015, none of the Independent Directors or their immediate family members owned, beneficially, or of record, any securities in (i) an investment advisor or principal underwriter of the Funds or (ii) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with an investment advisor or principal underwriter of the Funds.

Director Qualifications

The Board has determined that each Director should serve or continue to serve as such based on several factors (none of which alone is decisive). Each Director has served in their role as Director of the Funds since at least October 2006 with the exception of Messrs. Baumgardner and Gaumond who were appointed effective January 1, 2016. Each Director is knowledgeable or will become knowledgeable regarding the Funds’ business and service provider arrangements. In addition, each Director other than Messrs. Baumgardner and Gaumond, has served for a number of years as a director of other funds in the Fund Complex, as indicated in the “Independent Directors” table above. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with other members of the Board; (iii) the individual’s prior experience, if any, serving on the boards of public companies and other complex enterprises and organizations; and (iv) how the individual’s skills, experiences and attributes would contribute to an appropriate mix of relevant skills, diversity and experience on the Board. The Board believes that, collectively, the Directors have balanced and diverse qualifications, skills, experiences, and attributes, which allow the Board to operate effectively in governing the Funds and protecting the interests of shareholders. Information about specific qualifications, skills, experiences, and attributes of each Director, which in each case contributed to the Board’s conclusion that the Director should serve (or continue to serve) as a Director of the Funds, is provided in the “Independent Directors” table above.

Director Compensation

Effective January 1, 2016, FAF pays Directors who are not paid employees or affiliates of the Funds an annual retainer of $165,000 ($250,000 in the case of the Chair). The Audit Committee Chair receives an additional annual retainer of $15,000 and the Governance Committee Chair receives an additional annual retainer of $12,000. Prior to January 1, 2016, Directors were paid an annual retainer of $145,000 ($217,000 in the case of the Chair). The Audit Committee Chair and Governance Committee Chair each received an additional annual retainer of $11,250. Prior to January 1, 2015, Directors were paid an annual retainer of $120,000 ($198,750 in the case of the Chair). The Audit Committee Chair and Governance Committee Chair each received an additional annual retainer of $11,250. Prior to October 6, 2014, and with respect to their service as directors of FAF, Mount Vernon Trust and the Closed-End Funds, Directors were paid an annual retainer of $160,000 ($265,000 in the case of the Chair). The Audit Committee Chair and Governance Committee Chair each received an additional annual retainer of $15,000.

Directors also receive $3,500 per day when traveling, on behalf of a Fund, out of town on Fund business which does not involve a Board or committee meeting. In addition, Directors are reimbursed for their out-of-pocket expenses in traveling from their primary or secondary residence to Board and committee meetings, on Fund business and to attend mutual fund industry conferences or seminars. The amounts specified above are allocated evenly among the funds in FAF.

Prior to January 1, 2011, the Directors could elect to defer payment of up to 100% of the fees they received in accordance with a Deferred Compensation Plan (the “Plan”). Under the Plan, a Director could elect to have his or her deferred fees treated as if they had been invested in shares of one or more funds and the amount paid to the Director under the Plan would be determined based on the performance of such investments. Effective January 1, 2011, the

20

Directors may no longer defer payments under the Plan. The prior deferral of fees in accordance with the Plan will have a negligible impact on Fund assets and liabilities and will not obligate the Funds to retain any Director or pay any particular level of compensation. The Funds do not provide any other pension or retirement benefits to Directors.

The following table sets forth information concerning aggregate compensation paid to each Director of FAF (i) by FAF (column 2), and (ii) by FAF and the Closed-End Funds, collectively (column 5) during the fiscal year ended August 31, 2015. Total compensation reflected does not include the portion of the annual retainer and any additional annual retainer attributable to Mount Vernon Trust, which is paid to Directors by USBAM. No executive officer or affiliated person of FAF received any compensation from FAF in excess of $60,000 during such fiscal period.

Compensation during Fiscal Year Ended August 31, 2015

Name of Person, Position	Aggregate Compensation From Registrant	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Registrant and Fund Complex Paid to Directors

David K. Baumgardner, Director[2]	—	—	—	—
Mark E. Gaumond, Director[2]	—	—	—	—
Roger A. Gibson, Director	$ 125,000	-0-	-0-	$ 125,000
John P. Kayser, Director[1]	55,208	-0-		55,208
Leonard W. Kedrowski, Chair	177,344	-0-	-0-	177,344
Richard K. Riederer, Director	125,000	-0-	-0-	125,000
James M. Wade, Director	115,625	-0-	-0-	115,625

[1]	Mr. Kayser resigned as a Director effective February 24, 2015.
[2]	Messrs. Baumgardner and Gaumond were appointed to the Board effective January 1, 2016.

Code of Ethics

FAF, USBAM, and Quasar Distributors, LLC have each adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. Each of these Codes of Ethics permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Fund. These Codes of Ethics are on public file with, and are available from, the SEC.

Investment Advisory and Other Services for the Funds

Investment Advisor

USBAM, 800 Nicollet Mall, Minneapolis, Minnesota 55402, serves as the investment advisor and manager of the Funds. The Advisor is a wholly owned subsidiary of U.S. Bank, 800 Nicollet Mall, Minneapolis, Minnesota 55402, the nation’s fifth-largest commercial bank. U.S. Bank is, in turn, a wholly-owned subsidiary of U.S. Bancorp, 800 Nicollet Mall, Minneapolis, Minnesota 55402, which is a regional multi-state bank holding company headquartered in Minneapolis, Minnesota. U.S. Bancorp provides a wide range of financial services for consumers, businesses, government entities and other financial institutions. At June 30, 2015, U.S. Bancorp and its subsidiaries had consolidated assets of $419 billion, consolidated deposits of $296.8 billion and shareholders’ equity of $44.5 billion.

Pursuant to an Investment Advisory Agreement, dated January 20, 1995 (the “Advisory Agreement”), the Funds engaged U.S. Bank, through its First American Asset Management division (“FAAM”), to act as investment advisor for, and to manage the investment of, the series of FAF then in existence. The Advisory Agreement was assigned to the Advisor on May 2, 2001. Under the terms of the Advisory Agreement, each Fund has agreed to pay the Advisor monthly fees calculated on an annual basis equal to 0.10% of the Fund’s average daily net assets (before any waivers).

The Advisory Agreement requires the Advisor to arrange, if requested by FAF, for officers or employees of the Advisor to serve without compensation from the Funds as Directors, officers, or employees of FAF if duly elected to such positions by the shareholders or Directors of FAF. The Advisor has the authority and responsibility to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies, subject to review

21

by the Board. The Advisor is also responsible for monitoring the performance of the various organizations providing services to the Funds, including the Funds’ distributor, shareholder services agent, custodian, and accounting agent, and for periodically reporting to the Board on the performance of such organizations. The Advisor will, at its own expense, furnish the Funds with the necessary personnel, office facilities, and equipment to service the Funds’ investments and to discharge its duties as investment advisor of the Funds.

In addition to the investment advisory fee, each Fund pays all of its expenses that are not expressly assumed by the Advisor or any other organization with which the Fund may enter into an agreement for the performance of services. Each Fund is liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. FAF may have an obligation to indemnify its Directors and officers with respect to such litigation. The Advisor will be liable to the Funds under the Advisory Agreement for any negligence or willful misconduct by the Advisor other than liability for investments made by the Advisor in accordance with the explicit direction of the Board or the investment objectives and policies of the Funds. The Advisor has agreed to indemnify the Funds with respect to any loss, liability, judgment, cost or penalty that a Fund may suffer due to a breach of the Advisory Agreement by the Advisor.

Prior to October 30, 2008, the Advisor had contractually agreed to waive fees and reimburse other fund expenses, so that total fund operating expenses (excluding fees paid for participation in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds), as a percentage of average daily net assets, would not exceed certain amounts through October 31, 2009. Effective October 30, 2008, for Treasury Obligations Fund and December 22, 2008, for each other Fund, the Board approved the termination of these fee waivers and reimbursements. However, the Advisor agreed to waive or reimburse certain fees and expenses, and the Board approved the suspension or reduction of 12b-1 payments, as needed, in order to maintain a yield for each share class of each Fund of at least 0%. These waivers and reimbursements by the Advisor are voluntary and may be terminated at any time by the Advisor, unless otherwise set forth in the Prospectuses. In addition, with respect to such voluntary waivers or reimbursements, the Advisor may retain the ability to be reimbursed by the Funds for such amounts prior to the end of the fiscal year. This practice would have the effect of lowering a Fund’s overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are absorbed or reimbursed, as the case may be.

The following table sets forth total advisory fees before and after contractual and/or voluntary waivers for the Funds for the fiscal years ended August 31, 2013, August 31, 2014 and August 31, 2015.

	Fiscal Year Ended August 31, 2013		Fiscal Year Ended August 31, 2014		Fiscal Year Ended August 31, 2015
Fund	Advisory Fee Before Waivers	Advisory Fee After Waivers	Advisory Fee Before Waivers	Advisory Fee After Waivers	Advisory Fee Before Waivers	Advisory Fee After Waivers

Government Obligations Fund	$ 15,990,046	$ 15,057,342	$ 16,841,617	$ 12,766,728	$ 18,636,497	$ 17,137,706
Prime Obligations Fund	11,008,042	11,008,042	10,489,443	10,489,443	11,515,874	11,515,874
Treasury Obligations Fund	8,919,936	7,805,644	7,973,256	4,974,712	8,340,968	6,072,448

22

Additional Payments to Financial Intermediaries

In addition to the sales charge payments and the distribution, service and transfer agency fees described in the Prospectuses and elsewhere in this SAI, the Advisor and/or the Distributor may make additional payments out of its own assets to selected intermediaries that attract assets to the Funds (such as brokers, dealers, banks, registered investment advisors, retirement plan administrators and other intermediaries; hereinafter, individually, “Intermediary,” and collectively, “Intermediaries”) pursuant to arrangements involving sales, distribution, shelf space, sub-accounting, administrative or shareholder processing services.

The amounts of these payments could be significant and may create an incentive for an Intermediary or its representatives to recommend or offer shares of the Funds to its customers. The Intermediary may elevate the prominence or profile of the Funds within the Intermediary’s organization by, for example, placing a Fund on a list of preferred or recommended funds, and/or granting the Advisor and/or the Distributor preferential or enhanced opportunities to promote the Funds in various ways within the Intermediary’s organization.

These payments are made pursuant to negotiated agreements with Intermediaries. The payments do not change the price paid by investors for the purchase of a share or the amount a Fund will receive as proceeds from such sales. Furthermore, these payments are not reflected in the fees and expenses listed in the fee table section of the Funds’ Prospectuses and described above because they are not paid by the Funds.

The categories of payments described below are not mutually exclusive, and a single Intermediary may receive payments under all categories.

Marketing Support Payments and Program Servicing Payments

The Advisor and/or the Distributor may make payments for marketing support and/or program servicing to selected Intermediaries that are registered as holders or dealers of record for accounts invested in one or more of the First American Funds or that make First American Fund shares available through employee benefit plans or fee-based advisory programs to compensate them for the variety of services they provide.

Marketing Support Payments. Services for which an Intermediary receives marketing support payments may include business planning assistance, advertising, educating the Intermediary’s personnel about the First American Funds in connection with shareholder financial planning needs, placement on the Intermediary’s preferred or recommended fund company list, and access to sales meetings, sales representatives and management representatives of the Intermediary. In addition, Intermediaries may be compensated for enabling Fund representatives to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other employees, client and investor events and other events sponsored by the Intermediary.

The Advisor and/or the Distributor compensates Intermediaries differently depending upon, among other factors, the number or value of Fund shares that the Intermediary sells or may sell, the value of the assets invested in the Funds by the Intermediary’s customers, redemption rates, ability to attract and retain assets, reputation in the industry and the level and/or type of marketing assistance and educational activities provided by the Intermediary. Such payments are generally asset based but also may include the payment of a lump sum.

Program Servicing Payments. Services for which an Intermediary receives program servicing payments typically include recordkeeping, reporting, or transaction processing, but may also include services rendered in connection with Fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. An Intermediary may perform program services itself or may arrange with a third party to perform program services.

23

Program servicing payments typically apply to employee benefit plans, such as retirement plans, or fee-based advisory programs, but may apply to retail sales and assets in certain situations. The payments are based on such factors as the type and nature of services or support furnished by the Intermediary and are generally asset based.

Marketing Support and Program Servicing Payment Guidelines. In the case of any one Intermediary, marketing support and program servicing payments are not expected, with certain limited exceptions, to exceed, in the aggregate, 0.47% of the average net assets of Fund shares attributable to that Intermediary on an annual basis. U.S. Bank, N.A. and its affiliates are eligible to receive payments that exceed 0.47% of the average net assets of Fund shares attributable to U.S. Bank, N.A. or its affiliates on an annual basis.

Other Payments

From time to time, the Advisor and/or the Distributor, at its expense, may provide other compensation to Intermediaries that sell or arrange for the sale of shares of the Fund(s), which may be in addition to marketing support and program servicing payments described above. For example, the Advisor and/or the Distributor may: (i) compensate Intermediaries for National Securities Clearing Corporation networking system services (e.g., shareholder communication, account statements, trade confirmations, and tax reporting) on an asset based or per account basis; (ii) compensate Intermediaries for providing Fund shareholder trading information; (iii) make one-time or periodic payments to reimburse selected Intermediaries for items such as ticket charges (i.e., fees that an Intermediary charges its representatives for effecting transactions in Fund shares) of up to $25 per purchase or exchange order, operational charges (e.g., fees that an Intermediary charges for establishing a Fund on its trading system), and literature printing and/or distribution costs; and (iv) at the direction of a retirement plan's sponsor, reimburse or pay direct expenses of an employee benefit plan that would otherwise be payable by the plan.

When not provided for in a marketing support or program servicing agreement, the Advisor and/or the Distributor may pay Intermediaries for enabling the Advisor and/or the Distributor to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other Intermediary employees, client and investor events and other Intermediary-sponsored events, and for travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, asset retention and due diligence trips. These payments may vary depending upon the nature of the event. The Advisor and/or the Distributor makes payments for such events as it deems appropriate, subject to its internal guidelines and applicable law.

The Advisor and/or the Distributor occasionally sponsors due diligence meetings for registered representatives during which they receive updates on the Funds and are afforded the opportunity to speak with portfolio managers. Invitations to these meetings are not conditioned on selling a specific number of shares. Those who have shown an interest in the Funds, however, are more likely to be considered. To the extent permitted by their firm’s policies and procedures, all or a portion of registered representatives’ expenses in attending these meetings may be covered by the Advisor and/or the Distributor.

Certain affiliates of the Advisor and employees of the Advisor may receive cash compensation from the Advisor and/or the Distributor in connection with establishing new client relationships with the First American Funds. Total compensation of employees of the Advisor and/or the Distributor with marketing and/or sales responsibilities is based in part on their generation of new client relationships, including new client relationships with the First American Funds.

Other compensation may be offered to the extent not prohibited by state laws or any self-regulatory agency, such as FINRA. Investors can ask their Intermediary for information about any payments it receives from the Advisor and/or the Distributor and the services it provides for those payments.

Investors may wish to take Intermediary payment arrangements into account when considering and evaluating any recommendations relating to Fund shares.

24

Intermediaries Receiving Additional Payments

The following is a list of Intermediaries eligible to receive one or more of the types of payments discussed above as of September 30, 2015:

ADP Broker-Dealer, Inc.

American Enterprise Investment Services, Inc.

Ameriprise Financial Services, Inc.

Bank of New York Mellon (The)

Benefit Plans Administrative Services, Inc.

Benefit Trust Company

Charles Schwab & Co., Inc.

Comerica Bank

Country Trust Bank

Digital Retirement Solutions, Inc.

ExpertPlan, Inc.

Federal Deposit Insurance Company

Fidelity Brokerage Services LLC / National Financial Services LLC / Fidelity Investments Institutional Operations Company, Inc.

Goldman, Sachs & Co.

GWFS Equities, Inc.

Hartford Securities Distribution Company, Inc.

Hightower Securities, LLC

ICMA Retirement Corporation

ING Life Insurance and Annuity Company / ING Institutional Plan Services LLC

J.M. Lummis Securities, Inc.

J.P. Morgan Clearing Corp.

Janney Montgomery Scott LLC

LaSalle Bank National Association

Lincoln Retirement Services Company LLC / AMG Service Corp.

LPL Financial LLC

Marshall & Ilsley Trust Company, N.A.

Massachusetts Mutual Life Insurance Company

Mercer HR Outsourcing LLC

Merrill Lynch, Pierce, Fenner & Smith Incorporated

Merriman Curhan Ford & Co.

Mid Atlantic Capital Corporation

MSCS Financial Services, LLC

My Treasury Limited

Nationwide Financial Services, Inc.

Newport Retirement Services, Inc.

Pershing LLC

Piper Jaffray & Company

Principal Life Insurance Company

RBC Dain Rauscher, Inc.

Reliance Trust Company

Robert W. Baird & Co., Inc.

State Street Global Advisors

SunGard Institutional Brokerage, Inc.

SVB Asset Management

TD Ameritrade Trust Company

TIAA-CREF Individual & Institutional Services, LLC

Treasury Curve, LLC

25

U.S. Bancorp Fund Services, LLC

U.S. Bancorp Investments, Inc.

U.S. Bank, N.A.

Union Bank, N.A.

VALIC Retirement Services Company

Wells Fargo Securities, LLC

Wilmington Trust Company

Wilmington Trust Retirement and Institutional Services Company

Any additions, modification or deletions to the list of Intermediaries identified above that have occurred since September 30, 2015, are not reflected.

Administrator

U.S. Bancorp Asset Management, Inc. (the “Administrator”) serves as administrator pursuant to an Administration Agreement between the Administrator and the Funds, dated as of July 1, 2006. Under the Administration Agreement, the Administrator provides, or compensates others to provide, services to the Funds. These services include various oversight and legal services, accounting services and shareholder services. The Funds pay the Administrator fees which are calculated daily and paid monthly. Such fees are equal to each Fund’s pro rata share of an amount equal, on an annual basis, to 0.20% of the aggregate average daily Class A share net assets and 0.15% of the aggregate average daily net assets for all other share classes of the Funds up to $8 billion, 0.185% for Class A shares and 0.135% for all other share classes on the next $17 billion of aggregate average daily net assets, 0.17% for Class A shares and 0.12% for all other classes on the next $25 billion of aggregate average daily net assets, and 0.15% for Class A shares and 0.10% for all other classes of the aggregate average daily net assets in excess of $50 billion. The Administrator pays a portion of such fees to U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, WI 53202, pursuant to a Sub-Administration Agreement dated July 1, 2005 whereby USBFS provides various sub-administration services. USBFS is a wholly-owned subsidiary of U.S. Bancorp.

The following table sets forth total administrative fees, after waivers, paid by each of the Funds listed below to the Administrator for the fiscal years ended August 31, 2013, August 31, 2014, and August 31, 2015:

Fund	Fiscal Year Ended August 31, 2013	Fiscal Year Ended August 31, 2014	Fiscal Year Ended August 31, 2015

Government Obligations Fund	$ 5,705,963	$ 30,993	$ 938,108

Prime Obligations Fund	10,870,092	5,493,468	8,300,565

Treasury Obligations Fund	3,162,796	708	65,687

Effective July 1, 2005, FAF entered into a Shareholder Service Plan and Agreement with USBAM, under which USBAM agreed to provide FAF, or enter into written agreements with other service providers pursuant to which the service providers will provide FAF, with non-distribution-related services to shareholders of Class A, Class D, Class I, Class Y, and Reserve shares. The Shareholder Service Plan and Agreement was amended effective February 22, 2006, to add Institutional Investor shares.

In the Shareholder Services Plan and Agreement, USBAM agreed that the services provided thereunder will in no event be primarily intended to result in the sale of Fund shares. Pursuant to the Shareholder Service Plan and Agreement, the Funds have agreed to pay USBAM a fee at an annual rate of 0.25% of the average net asset value of the Class A, Class D, Class Y, and Reserve shares, a fee at an annual rate of 0.20% of the average net asset value of the Class I shares, and a fee at an annual rate of 0.10% of the average net asset value of the Institutional Investor shares computed daily and paid monthly. During the fiscal years ended August 31, 2013, August 31, 2014, and August 31, 2015 the Funds paid to USBAM shareholder servicing fees, after waivers, in the following amounts:

26

Fiscal Year Ended August 31, 2013

	Class A	Class D	Class I	Class Y	Reserve	Institutional Investor
Government Obligations Fund	--	--	N/A	--	N/A	--
Prime Obligations Fund	--	$54,640	$55,720	$202,647	N/A	$17,176
Treasury Obligations Fund	--	--	N/A	--	--	--

Fiscal Year Ended August 31, 2014

	Class A	Class D	Class I	Class Y	Reserve	Institutional Investor
Government Obligations Fund	--	--	N/A	--	N/A	--
Prime Obligations Fund	--	--	--	--	N/A	--
Treasury Obligations Fund	--	--	N/A	--	--	--

Fiscal Year Ended August 31, 2015

	Class A	Class D	Class I	Class Y	Reserve	Institutional Investor
Government Obligations Fund	--	--	N/A	--	N/A	--
Prime Obligations Fund	--	--	--	--	N/A	--
Treasury Obligations Fund	--	--	N/A	--	--	--

Transfer Agent

USBFS serves as the Funds’ transfer agent pursuant to a Transfer Agency and Shareholder Servicing Agreement between USBFS and the Funds dated July 1, 2006. Pursuant to the Transfer Agency and Shareholder Servicing Agreement, the Funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum per share class fee. These fees are charged to each Fund based on the number of accounts within the Fund. The Fund reimburses USBFS for out-of-pocket expenses incurred in providing transfer agent services.

During the fiscal years ended August 31, 2013, August 31, 2014, and August 31, 2015, the Funds paid to USBFS transfer agent fees in the following amounts:

	Fiscal Year Ended August 31, 2013	Fiscal Year Ended August 31, 2014	Fiscal Year Ended August 31, 2015

Government Obligations Fund	$ 108,000	$ 108,000	$ 108,000
Prime Obligations Fund	138,075	126,812	126,000
Treasury Obligations Fund	126,000	126,000	126,000

Distributor

Quasar Distributors, LLC serves as the distributor for the Funds’ shares pursuant to distribution agreements applicable to the various share classes. These agreements are referred to collectively as the “Distribution Agreements.” The Distributor is a wholly owned subsidiary of U.S. Bancorp.

Fund shares and other securities distributed by the Distributor are not deposits or obligations of, or endorsed or guaranteed by, U.S. Bank or its affiliates, and are not insured by the Deposit Insurance Fund, which is administered by the FDIC.

Under the Distribution Agreements, the Distributor has agreed to perform all distribution services and functions of the Funds to the extent such services and functions are not provided to the Funds pursuant to another agreement. The shares of the Funds are distributed through the Distributor and through securities firms, financial institutions (including, without limitation, banks) and other industry professionals (the “Participating Institutions”) which enter into sales agreements with the Distributor to perform share distribution or shareholder support services.

27

Under the Distribution Agreements, the Funds pay the Distributor distribution and/or shareholder servicing fees in connection with Class A, Class D, and Reserve shares. The Distributor receives no compensation for distribution or shareholder servicing of the Class I, Class X, Class Y, Class Z, and Institutional Investor shares.

The Distribution Agreements provide that they will continue in effect for a period of more than one year from the date of their execution only so long as such continuance is specifically approved at least annually by the vote of a majority of the Board and by the vote of the majority of those Board members who are not interested persons of FAF and who have no direct or indirect financial interest in the operation of FAF’s Rule 12b-1 Plan or in any agreement related to such plans.

The Distributor received the following compensation from the Funds during the Funds’ most recent fiscal year ended August 31, 2015:

Fiscal Year Ended August 31, 2015

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation [1]

Government Obligations Fund	None	None	None	None

Prime Obligations Fund	None	None	None	None

Treasury Obligations Fund	None	None	None	None

[1]	Primarily represents Rule 12b-1 fees paid to the Distributor as dealer of record on certain shareholder accounts under FAF’s Rule 12b-1 Distribution and Service Plan. Total fees paid by the Funds under FAF’s Rule 12b-1 Distribution and Service Plan are provided below.

FAF has also adopted Plans of Distribution with respect to the Class A, Class D, and Reserve shares of the Funds pursuant to Rule 12b-1 under the 1940 Act (collectively, the “Plans”). Rule 12b-1 provides in substance that a mutual fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of shares, except pursuant to a plan adopted under Rule 12b-1. Each of the Plans is a “compensation-type” plan under which the Distributor is entitled to receive the fees payable regardless of whether its actual distribution expenses are more or less than the amount of the fees. The distribution fees under the Plans are used for the primary purpose of compensating broker-dealers for their sale of fund shares. The shareholder servicing fees payable under the Plans are used for the primary purpose of compensating third parties for their provision of services to Fund shareholders.

The Class A shares pay to the Distributor a distribution fee at an annual rate of 0.25% of the average daily net assets of the Class A shares. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class A shares. This fee is calculated and paid each month based on average daily net assets of Class A shares of each Fund for that month.

The Class D shares of each Fund pay a distribution fee to the Distributor monthly at the annual rate of 0.15% of each Fund’s Class D share average daily net assets. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Class D shares. This fee is calculated and paid each month based on average daily net assets of Class D shares of each Fund for that month.

The Reserve shares pay to the Distributor a distribution fee at an annual rate of 0.50% of the average daily net assets of the Reserve shares. The fee may be used by the Distributor to compensate brokers for providing distribution-related services with respect to the Reserve shares. This fee is calculated and paid each month based on average daily net assets of Reserve shares of the Treasury Obligations Fund for that month.

The Plan recognizes that the Distributor, any Participating Institution, the Administrator, and the Advisor, in their discretion, may from time to time use their own assets to pay for certain additional costs in connection with the distribution or shareholder servicing of Class A, Class D, and Reserve shares of the Funds. Any such arrangements to

28

pay such additional costs may be commenced or discontinued by the Distributor, any Participating Institution, the Administrator, or the Advisor at any time.

As reflected in the following table, the Funds did not pay 12b-1 fees to the Distributor with respect to the Class A shares, Class D shares, and Reserve shares of the Funds during the fiscal year ended August 31, 2015. The Board had previously approved the suspension or reduction of 12b-1 payments, as needed, in order to maintain a yield for each share class of each Fund of at least 0%. The table also describes the activities for which such payments, when made, are used. As noted above, no 12b-1 fees are paid with respect to Class I shares, Class X shares, Class Y shares, Class Z shares, and Institutional Investor shares.

Fund	Total 12b-1 Fees Paid to Distributor	Amount Retained by Distributor[1]	Compensation Paid to Participating Intermediaries	Other

Government Obligations Fund
Class A	$ --	$ --	$ --	$ --
Class D	--	--	--	--

Prime Obligations Fund
Class A	--	--	--	--
Class D	--	--	--	--

Treasury Obligations Fund
Class A	--	--	--	--
Class D	--	--	--	--
Reserve	--	--	--	--

[1]	The amounts retained by the Distributor are used to pay for various distribution and shareholder servicing expenses, including advertising, marketing, wholesaler support, and printing prospectuses.

Custodian and Independent Registered Public Accounting Firm

Custodian

U.S. Bank (the “Custodian”), 1555 N. Rivercenter Drive, Suite 302, Milwaukee, WI 53212, acts as custodian of the Funds’ assets and portfolio securities pursuant to a Custodian Agreement between First Trust National Association (“First Trust”) and the Funds. First Trust’s rights and obligations under the Custodian Agreement were assigned to U.S. Bank pursuant to an Assignment and Assumption Agreement between First Trust and U.S. Bank. The Custodian takes no part in determining the investment policies of the Funds or in deciding which securities are purchased or sold by the Funds. The duties of the Custodian are limited to receiving and safeguarding the assets and securities of the Funds and to delivering or disposing of them pursuant to the Funds’ order.

As compensation for its services as custodian to the Funds, the Custodian is paid a monthly fee calculated on an annual basis equal to 0.005% of each such Fund’s average daily net assets. In addition, the Custodian is reimbursed for its out-of-pocket expenses incurred while providing services to the Funds. The Custodian continues to serve so long as its appointment is approved at least annually by the Board including a majority of the Directors who are not “interested persons” of FAF, as that term is defined in the 1940 Act.

Independent Registered Public Accounting Firm

Ernst & Young LLP, 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, serves as the Funds’ independent registered public accounting firm, providing audit services, including audits of the annual financial statements.

29

Proxy Voting

Because the Funds invest primarily in short-term debt obligations, the probability of the Funds or USBAM receiving a proxy request on behalf of the Funds is remote. Nonetheless, the Funds have adopted Proxy Voting Policies and Procedures that delegate the responsibility of voting proxies to USBAM. The Proxy Voting Policies and Procedures of the Funds are attached as Appendix A.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, 2015 is available, without charge and upon request, by calling 800 677-3863 and on the SEC’s website at www.sec.gov.

Portfolio Transactions

The Funds’ portfolios are almost exclusively composed of fixed income securities and most of the portfolio transactions are made directly with the issuer of the securities or with broker-dealers acting for their own account or as agents. A Fund does not usually pay brokerage commissions on purchases and sales of fixed income securities, although the price of the securities generally includes compensation, in the form of a spread or mark-up or mark-down, which is not disclosed separately.

The Advisor determines the broker-dealers with or through which the Funds’ securities transactions are executed. The primary consideration in placing a portfolio transaction with a particular broker-dealer is efficiency in executing orders and obtaining the most favorable net prices for the Fund under the circumstances of each particular transaction. More specifically, the Advisor considers the full range and quality of the services offered by a broker-dealer. The determination may include the competitiveness of price; access to desirable securities; willingness and ability to execute difficult or large transactions; value, nature, and quality of any brokerage and research products and services provided; financial responsibility (including willingness to commit capital) of the broker-dealer; ability to minimize market impact; maintenance of the confidentiality of orders; responsiveness of the broker-dealer to the Advisor; and ability to settle trades. For transactions where competitiveness of price is the determining factor, all other factors being equal, the Advisor will seek to obtain more than one offer or bid on purchases and sales of securities to the extent they are available. The Advisor may, however, select a dealer to effect a particular transaction without communicating with all dealers who might be able to effect such transaction because of the volatility of the market and the Advisor’s desire to accept a particular price for a security because the price offered by the dealer meets the Advisor’s guidelines for profit, yield, or both. While it is the Advisor’s policy to seek the most advantageous price on each transaction, there is no assurance it will be successful in doing so on every transaction.

When consistent with the best execution objectives described above, business may be placed with broker-dealers who furnish brokerage and research products and services to the Advisor. Such brokerage and research products and services would include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy. The research products and services may allow the Advisor to supplement its own investment research activities and enable it to obtain the views and information of individuals and research staffs of many different securities firms prior to making investment decisions for the Funds. To the extent portfolio transactions are effected with broker-dealers who furnish research services, the Advisor would receive a benefit, which is not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Funds from these transactions. As a general matter, the brokerage and research products and services that the Advisor receives from broker-dealers are used to service all of the Advisor’s accounts. However, any particular brokerage and research product or service may not be used to service each and every account, and may not benefit the particular accounts that generated the brokerage commissions used to acquire the product or service.

The Advisor has not entered into any formal or informal agreements with any broker-dealers, and does not maintain any “formula” that must be followed in connection with the placement of the Funds’ portfolio transactions in exchange for brokerage and research products and services provided to the Advisor. The Advisor may, from time to

30

time, maintain an informal list of broker-dealers that will be used as a general guide in the placement of Fund business in order to encourage certain broker-dealers to provide the Advisor with brokerage and research products and services, which the Advisor anticipates will be useful to it. Any list, if maintained, would be merely a general guide, which would be used only after the primary criteria for the selection of broker-dealers (discussed above) has been met, and, accordingly, substantial deviations from the list could occur. While it is not expected that any Fund will pay brokerage commissions, if it does, the Advisor would authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker-dealer would have charged only if the Advisor determined in good faith that such amount of commission was reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, viewed in terms of either that particular transaction or the Advisor’s overall responsibilities with respect to the Funds.

Generally, the Advisor does not aggregate or “bunch” fixed income securities orders. The Advisor may, however, bunch orders in the same fixed income securities for all accounts, provided that no account is favored over any other participating account, in an effort to obtain best execution at the best price available. Any subsequent order for the same security is treated as a separate order, which may be aggregated with remaining unfilled orders for the same security. In some cases, this system could have a detrimental effect on the price or volume of the security as far as each account is concerned. In other cases, however, the ability of the accounts to participate in volume transactions will produce better executions for each account. It is the Advisor’s policy to allocate investment opportunities among all accounts in a fair and equitable manner that does not systematically favor one account over any other, by providing buy and sell opportunities to all accounts. Orders for fixed income securities will be allocated across participating accounts using one of three approved allocation methods: pro rata allocation, pro rata excluding accounts for which transaction and processing costs would exceed the expected benefit of the trade, and the good faith judgment method. Selection of the allocation method will consider one or more of the following factors:

•	Nature of the security to be allocated;

•	Current holdings in the issuer;

•	Size of the available position;

•	Current duration;

•	Current credit score (short-term fixed income portfolios only);

•	Minimizing operational and trading risk;

•	Account investment policies, restrictions and constraints;

•	Account liquidity needs;

•	Availability of cash; and

•	Any other information the Advisor considers relevant.

No Fund effects brokerage transactions in its portfolio securities with any broker-dealer affiliated directly or indirectly with the Advisor or the Distributor unless such transactions, including the frequency thereof, the receipt of commissions payable in connection therewith, and the selection of the affiliated broker-dealer effecting such transactions, are not unfair or unreasonable to the shareholders of the Fund, as determined by the Board. Any transactions with an affiliated broker-dealer must be on terms that are both at least as favorable to the Fund as such Fund can obtain elsewhere and at least as favorable as such affiliated broker-dealer normally gives to others.

During their three most recent fiscal years ended August 31, the Funds paid no brokerage commissions to any brokers, including affiliated brokers. At August 31, 2015, Prime Obligations Fund held securities of broker-dealers which are deemed to be “regular brokers or dealers” of the Funds under the 1940 Act (or of such broker-dealers’ parent companies) in the following amounts (in thousands) (Government Obligations Fund and Treasury Obligations Fund held no such securities):

PRIME OBLIGATIONS FUND
BNY Mellon Capital Markets, LLC (other notes)	$ 35,488
Credit Agricole Securities (USA) Inc. (certificates of deposit)	300,000

31

PRIME OBLIGATIONS FUND
Credit Suisse Securities (USA) LLC (certificates of deposit)	200,000
HSBC Securities (USA) Inc. (certificates of deposit)	225,000
HSBC Securities (USA) Inc. (commercial paper)	49,987
J.P. Morgan Securities LLC (commercial paper)	24,939

Capital Stock

Each share of the Funds’ $.01 par value common stock is fully paid, nonassessable, and transferable. Shares may be issued as either full or fractional shares. Fractional shares have pro rata the same rights and privileges as full shares. Shares of the Funds have no preemptive or conversion rights.

Each share of the Funds has one vote. On some issues, such as the election of Directors, all shares of the Funds vote together as one series. The shares do not have cumulative voting rights. Consequently, the holders of more than 50% of the shares voting for the election of Directors are able to elect all of the Directors if they choose to do so. On issues affecting only a particular Fund or class, the shares of that Fund or class will vote as a separate series. Examples of such issues would be proposals to alter a fundamental investment restriction pertaining to a Fund or to approve, disapprove or alter a distribution plan pertaining to a class.

The Bylaws of FAF provide that annual shareholders’ meetings are not required and that meetings of shareholders need be held only with such frequency as required under Minnesota law and the 1940 Act.

As of [_________, 2015], the Directors and officers of FAF as a group owned less than one percent of each Fund’s outstanding shares and the Funds were aware that the persons set forth in the following table owned of record five percent or more of the outstanding shares of each class of stock of the Funds. Class X shares are first being offered as of the date of this SAI.

	Class A	Class D	Class I	Class Y	Class Z	Reserve	Institutional Investor
GOVERNMENT OBLIGATIONS FUND

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787	86.46%

US BANK NA FBO INVESTMENT SWEEP CUSTOMERS ATTN: TINA EUMURIAN 800 NICOLLET AVE BC-MN-H18U MINNEAPOLIS MN 55402-7000	11.19%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787		100.0%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787				88.02%

US BANK NA FBO INVESTMENT SWEEP CUSTOMERS ATTN: TINA EUMURIAN 800 NICOLLET AVE BC-MN-H18U				10.41%

32

	Class A	Class D	Class I	Class Y	Class Z	Reserve	Institutional Investor
MINNEAPOLIS MN 55402-7000

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787					71.07%
HARE & CO ATTN FRANK NOTARO 111 SANDERS CREEK PKWY EAST SYRACUSE, NY 13057-1382					20.20%

FDIC NATIONAL RECEIVERSHIP ACCOUNT C/O FEDERAL DEPOSIT INSURANCE CORP ATTN JOHN E JOHNSON 3501 FAIRFAX DR E 5040 ARLINGTON VA 22226-3500					5.05%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787							99.60%

PRIME OBLIGATIONS FUND

FBS INVESTMENT SERVICES INC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS ATTN MONEY FUNDS UNIT R/R 60 LIVINGSTON AVE SAINT PAUL MN 55107-2292	68.50%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787	14.49%

PIPER JAFFRAY INC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS ATTN MUTUAL FUND OPERATIONS 800 NICOLLET MALL MINNEAPOLIS MN 55402	9.35%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787		100.0%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787			97.08%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787				80.33%

33

	Class A	Class D	Class I	Class Y	Class Z	Reserve	Institutional Investor
US BANK NA FBO INVESTMENT SWEEP CUSTOMERS ATTN: TINA EUMURIAN 800 NICOLLET AVE BC-MN-H18U MINNEAPOLIS MN 55402-7000				17.82%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787					81.31%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787							99.96%

TREASURY OBLIGATIONS FUND

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787	97.33%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787		100.0%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787				99.26%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787					73.75%

US BANK NA MONEY CENTER CUST OMNIBUS REINVEST FBO CUSTOMERS ATTN SHANE D KITZAN 777 E WISCONSIN AVE FL 4 MILWAUKEE WI 53202-5300					23.30%

FBS INVESTMENT SERVICES INC FOR THE EXCLUSIVE BENEFIT OF ITS CUSTOMERS ATTN MONEY FUNDS UNIT R/R 60 LIVINGSTON AVE SAINT PAUL MN 55107-2292						59.27%

BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787						40.67%

34

	Class A	Class D	Class I	Class Y	Class Z	Reserve	Institutional Investor
BAND & CO C/O US BANK ATTN ACM DEPT PO BOX 1787 MILWAUKEE WI 53201-1787							100.00%

Net Asset Value and Public Offering Price

The public offering price of the shares of a Fund generally equals the Fund’s net asset value. The net asset value per share of a Fund is calculated on each day the Fund is open for business at the time indicated in the Fund’s Prospectus. The net asset value may be calculated early on any business day when the bond markets close early (typically on the business day preceding a Federal holiday). The Funds are generally open for business each day that the Federal Reserve Bank of New York (the “Federal Reserve”) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following Federal holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day, and Christmas Day. A Fund may close when the Federal Reserve is open and the NYSE is closed, such as Good Friday. To the extent that the securities of a Fund are traded on days that the Fund is not open for business, the Fund’s net asset value per share may be affected on days when investors may not purchase or redeem shares. On August 31, 2015, the net asset value per share for each Fund was calculated as set forth below.

Fund	Net Assets	Shares Outstanding	Net Asset Value Per Share

Government Obligations Fund
Class A	$ 315,649,605	315,651,647	$1.00
Class D	4,185,832,399	4,185,834,292	1.00
Class Y	5,935,720,730	5,935,790,168	1.00
Class Z	8,310,935,684	8,310,858,015	1.00
Institutional Investor Shares	1,517,037,701	1,517,013,208	1.00

Prime Obligations Fund
Class A	1,488,617,172	1,488,776,787	1.00
Class D	852,924,310	852,818,360	1.00
Class I	670,063,975	670,136,585	1.00
Class Y	3,711,697,759	3,711,686,966	1.00
Class Z	4,104,706,222	4,104,802,082	1.00
Institutional Investor Shares	251,837,328	251,654,685	1.00

Treasury Obligations Fund
Class A	315,631,148	315,630,275	1.00
Class D	1,947,704,570	1,947,811,244	1.00
Class Y	2,335,204,887	2,335,274,571	1.00
Class Z	2,655,440,406	2,655,384,276	1.00
Institutional Investor Shares	1,126,241,225	1,126,137,308	1.00
Reserve Shares	122,112,608	122,160,088	1.00

Valuation of Portfolio Securities

                The Funds’ portfolio securities are valued on the basis of the amortized cost method of valuation. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of a Fund computed as described above may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by a Fund resulted in a lower

35

aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The valuation of the Funds’ portfolio instruments based upon their amortized cost and the concomitant maintenance of each Fund’s per share net asset value of $1.00 is permitted in accordance with Rule 2a-7, under which each Fund must adhere to certain conditions, including the conditions described above under “Investment Restrictions – Additional Restrictions.” It is the normal practice of the Funds to hold portfolio securities to maturity and realize par unless such sale or other disposition is mandated by redemption requirements or other extraordinary circumstances. The Board must establish procedures designed to stabilize, to the extent reasonably possible, each Fund’s price per share as computed for the purpose of sales and redemptions at a single value. It is the intention of each Fund to maintain a per share net asset value of $1.00. Such procedures will include review of each Fund’s portfolio holdings at such intervals as the Board may deem appropriate, to determine whether the Fund’s net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Board determines that a deviation which may have such a result exists, they will take such corrective action as they regard as necessary and appropriate.

Taxes

Each Fund intends to qualify and to elect to be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”). If so qualified, each Fund will not be liable for federal income taxes to the extent it distributes its taxable income to its shareholders.

Each Fund expects to distribute net realized short-term capital gains (if any) once each year, although it may distribute them more frequently if necessary in order to maintain the Funds’ net asset value at $1.00 per share. Distributions of net investment income and net short-term capital gains are taxable to investors as ordinary income.

Under the Code, each Fund is required to withhold 28% of reportable payments (including dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders who have not certified that (i) the social security number or taxpayer identification number supplied by them is correct and (ii) they are not subject to backup withholding because of previous under reporting to the IRS. These backup withholding requirements generally do not apply to shareholders that are corporations or governmental units or certain tax-exempt organizations.

Additional Information about Purchasing and Redeeming Shares

Under certain circumstances, if no activity occurs in an account within a time period specified by state law, your shares in the funds may be transferred to that state.

Additional Charges

Investment professionals or financial institutions may charge their customers a processing or service fee in connection with the purchase or redemption of Fund shares. The amount and applicability of such a fee is determined and disclosed to its customers by each individual investment professional or financial institution. Processing or service fees typically are fixed, nominal dollar amounts and are in addition to the sales and other charges described in the Prospectuses and this SAI. Your investment professional or financial institution will provide you with specific information about any processing or service fee you will be charged.

Receipt of Orders by Financial Intermediaries

The Funds have authorized one or more Intermediaries to receive purchase and redemption orders on the Funds’ behalf. Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. A Fund will be deemed to have received a purchase or redemption order when an

36

authorized Intermediary or, if applicable, an Intermediary’s authorized designee, receives the order. An order will be priced at the applicable Fund’s net asset value next computed after the order is received by an authorized Intermediary or the Intermediary’s authorized designee and accepted by the Fund.

Research Requests

The Funds reserve the right, upon notice, to charge you a fee to cover the costs of special requests for information that require extensive research or employee resources. Such requests could include a request for historical account transcripts or the retrieval of a significant number of documents.

Short-Term Ratings

The Funds’ investments are limited to securities that, at the time of acquisition, are “Eligible Securities.” Eligible Securities include, among others, securities that are rated by two Nationally Recognized Statistical Rating Organizations in one of the two highest categories for short-term debt obligations, such as A-1 or A-2 by Standard & Poor’s Rating Services, a division of The McGraw-Hill Companies, Inc., or Prime-1 or Prime-2 by Moody’s Investors Service, Inc.

Standard & Poor’s

A-1. A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2. A short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

Moody’s

Prime-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

•	Leading market positions in well-established industries.

•	High rates of return on funds employed.

•	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

•	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

•	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

37

Financial Statements

The financial statements of FAF included in its Annual Report to shareholders for the fiscal period ended August 31, 2015, are incorporated herein by reference.

38

APPENDIX A

Proxy Voting - Fund

First American Funds

Effective Date: 10/31/2014

Regulatory Highlights

Registered investment management companies are required to provide disclosure about how they vote proxies relating to portfolio securities they hold and to disclose the policies and procedures that they use to determine how to vote proxies relating to portfolio securities. They are also required to file with the SEC and to make available to shareholders the specific proxy votes that they cast in shareholder meetings of issuers of portfolio securities.

An investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

Regulatory Requirements

•	Release Nos. 33-8188, 34-47304, IC-25922: Disclosure of Proxy Voting Policies and Proxy Voting Records by Registered Management Investment Companies

•	Rule 30b1-4 of the Investment Company Act of 1940

Policy Objective Statement

The objective of this policy is to ensure that proxies voted on behalf of the Funds were voted in a manner consistent with the best interests of the Funds and their shareholders.

Entities Affected

First American Funds, Inc. and Mount Vernon Securities Lending Trust

Exceptions and Entities Excluded

Institutional Advisory Clients are covered by a separate policy.

Terms

Funds	Includes all series of First American Funds, Inc. and Mount Vernon Securities Lending Trust.
Board	First American Funds Board of Directors
Institutional Advisory Clients	All accounts other than the First American Funds and Securities Lending Separate Accounts whose portfolios are managed by USBAM pursuant to an investment management agreement.
IPC	Investment Practices Committee
SEC	Securities and Exchange Commission
USBAM or Advisor	U.S. Bancorp Asset Management, Inc.

Compliance Control Procedures

Conflicts of Interest

As an affiliate of U.S. Bancorp, a large multi-service financial institution, USBAM recognizes that there are circumstances wherein it may have a perceived or real conflict of interest in voting the proxies of issuers or proxy proponents (e.g., a special interest group) who are clients or potential clients of some part of the U.S. Bancorp enterprise. Directors and officers of such companies may have personal or familial relationships with the U.S.Bancorp enterprise and/or its employees that could give rise to potential conflicts of interest.

39

A.          Proxy Voting

•	When a Fund proxy is received, it will be voted by the Chief Investment Officer.

B.          Control Procedures

Preventative Control Procedures

•	USBAM will vote proxies in the best interest of the Funds regardless of real or perceived conflicts of interest. To minimize this risk, the IPC will discuss conflict avoidance at least annually to ensure that appropriate parties understand the actual and perceived conflicts of interest proxy voting may face.
•	If any member of the IPC becomes aware of a material conflict for USBAM, they will bring the matter to the General Counsel to convene a meeting of the IPC which will determine a course of action designed to address the conflict. Such actions could include, but are not limited to:
1.	Abstaining from voting; or
2.	Voting in proportion to the other shareholders to the extent this can be determined.
3.	Recusing an IPC member from all discussion or consideration of the matter, if the material conflict is due to such person’s actual or potential conflict of interest.

Detective Control Procedures

•	In addition to all of the above, employees of USBAM must notify USBAM’s Chief Compliance Officer of any direct, indirect or perceived improper influence exerted by any employee, officer or director within the U.S. Bancorp enterprise or First American Fund complex with regard to how USBAM should vote proxies.
•	The Chief Compliance Officer, or their designee, will investigate the allegations and will report the findings to USBAM’s Chief Executive Officer and the General Counsel.
•	To ensure USBAM has met its fiduciary duty to the Funds, the Chief Investment Officer will certify quarterly that:
1.	There were no proxies received for the Funds during the quarter; or,

2.	If proxies were voted, that either no material conflict(s) of interest existed in connection with a proxy voted for any security held in the Funds, or if a material conflict of interest occurred in connection with a proxy voted for a security held in the Funds, the certification will require a description of the material conflict of interest, and a statement that any advice received regarding a proxy was not unduly influenced by an individual or group that may have an economic interest in the outcome of the proxy vote; and,

3.	If proxies were received and voted against Management recommendation, then the certification will require documentation of the reasons for voting against Management recommendation.

•	Compliance reviews the Quarterly Proxy Voting Certification for material conflicts and undue influence.

Corrective Control Procedures

•	If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers within the U.S. Bancorp enterprise, or notification of the appropriate regulatory authorities. In all cases, the IPC shall not consider any improper influence in determining how to vote proxies.

C.           Securities Lending Control Procedures

Certain Funds participate in U.S. Bank’s securities lending program. If a portfolio security is on loan as of the shareholder meeting record date, then the Funds will not have the right to vote the proxies.

40

Preventative Control Procedures

•	Portfolio Managers and/or Analysts, who become aware of upcoming proxy issues relating to any securities in portfolios they manage, or issuers they follow, will consider the desirability of recalling the affected securities that are on loan or restricting lending of the affected securities prior to the record date for the matter.
•	If the proxy issue is determined to be material, and the determination is made prior to the shareholder meeting record date the Portfolio Manager(s) will contact the Securities Lending Department to recall securities on loan or restrict the loaning of any security held in any portfolio they manage, if they determine that it is in the best interest of shareholders to do so.

D.           Review and Reports

Detective Control Procedures

•	The General Counsel will review votes cast on behalf of portfolio securities held by the Funds, such review will also be reported to the Board of Directors of the Funds at each of their regularly scheduled meetings.

E.           Disclosure to Shareholders

Preventative Control Procedures

•	USBAM’s Legal Department will cause Form N-PX to be filed with the SEC, and ensure that any other proxy voting-related filings as required by regulation or contract are timely made.
•	USBAM shall make available the proxy voting record of the Funds to shareholders upon request. Additionally, shareholders can receive, on request, the voting records for the Funds by calling a toll free number (1-800-677-3863).
•	The Funds’ proxy voting policy and procedures will also be made available to the public in the Funds registration which is available to the public on the SEC website. Additionally, shareholders can receive, on request, the proxy voting policies for the Funds by calling a toll free number (1-800-677-3863).

Failure to Comply

USBAM strives to operate ethically and lawfully and requires all employees to conduct their activities in accordance with USBAM policies and applicable rules and regulations. USBAM encourages and expects all employees to report any potential or suspected activities that may be considered fraudulent or illegal in nature, or could potentially damage the reputation of the USBAM and/or the Funds. Employees should report such activities to one of the individuals listed below.

Employee’s immediate supervisor or other Advisor senior manager

USBAM Chief Executive Officer

USBAM Legal Counsel

USBAM/Fund Chief Compliance Officer

USBAM does not tolerate any retaliatory action against any individual for good-faith reporting of ethics violations, illegal conduct, suspicious activity or other serious issues. Allegations of retaliation will be appropriately investigated and, if substantiated, appropriate disciplinary action will be taken, up to and including termination. Diligent enforcement of non-retaliation measures is vital to the success of the reporting process because employees must feel they can report problems without fear of reprisals. Employees may report suspected retaliation to USBAM/Fund Chief Compliance Officer; USBAM Chief Executive Officer; employee’s immediate supervisor or other senior manager, or to the USBAM Human Resource Contact.

Failure of an employee to comply with all policies, rules and regulations may lead to disciplinary action. Such actions may include: documenting the incident of non-compliance in the employee’s personnel file, a fine, suspension of trading privileges and termination of employment. Serious violations may result in monetary fines, censure, suspension or result in other sanctions including the loss of certain licenses.

41

Policy Owner

•	Investment Practices Committee

Responsible Parties

•	Operations Department
•	Investment Practices Committee
•	Compliance Department/Chief Compliance Officer
•	Chief Investment Officer/Portfolio Managers
•	Legal Department/General Counsel

Related Policies

•	Recordkeeping & Retention

Related Disclosures

•	Form N-PX
•	Statement of Additional Information
•	Offering Memorandum (Mount Vernon Securities Lending Trust Prime Portfolio)

42

FIRST AMERICAN FUNDS, INC.

PART C: OTHER INFORMATION

Item 28. Exhibits

(a)(1)     Amended and Restated Articles of Incorporation, as amended through January 20, 1995 (Incorporated by reference to Exhibit (1) to Post-Effective Amendment No. 22, filed on January 22, 1996 (File Nos. 002-74747 and 811-03313)).

(a)(2)     Certificate of Designation dated October 2, 1997, designating Class A, B, C and D shares for Tax Free Obligations Fund and Class A shares for Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 25, filed on October 7, 1997 (File Nos. 002-74747 and 811-03313)).

(a)(3)     Certificate of Designation dated March 2, 1998, designating Class A or Retail shares for Government Obligations Fund (Incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 28, filed on March 3, 1998 (File Nos. 002-74747 and 811-03313)).

(a)(4)     Certificate of Designation dated June 1, 2001, designating Class A, Y and S shares of Ohio Tax Free Obligations Fund; Class I and S shares of Prime Obligations Fund; Class S shares of Government Obligations Fund; Class S shares of Treasury Obligations Fund; and Class S shares of Tax Free Obligations Fund (Incorporated by reference to Exhibit (a)(2) to Post-Effective Amendment No. 36, filed on June 27, 2001 (File Nos. 002-74747, 811-03313)).

(a)(5)     Articles of Amendment to Articles of Incorporation dated November 26, 2001 (Incorporated by reference to Exhibit (a)(3) to Post-Effective Amendment No. 40, filed on November 30, 2001 (File Nos. 002-74747, 811-03313)).

(a)(6)     Certificate of Designation dated June 5, 2003, designating Class Z shares of Prime Obligations Fund (Incorporated by reference to Exhibit (a)(4) to Post-Effective Amendment No. 44, filed on June 6, 2003 (File Nos. 002-74747, 811-03313)).

(a)(7)     Certificate of Designation dated December 2003, designating Class Z shares of Government Obligations Fund, Tax Free Obligations Fund, and Treasury Obligations Fund (Incorporated by reference to Exhibit (a)(5) to Post-Effective Amendment No. 47, filed on December 1, 2003 (File Nos. 002-74747, 811-03313)).

(a)(8)     Certificate of Designation dated September 20, 2004, designating Class A, D, Y and Z shares of U.S. Treasury Money Market Fund (Incorporated by reference to Exhibit (a)(6) to Post-Effective Amendment No. 50, filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).

(a)(9)     Certificate of Designation dated May 5, 2005, designating Reserve shares of Treasury Obligations Fund (Incorporated by reference to Exhibit (1)(i) to the initial registration statement on Form N-14, filed on May 20, 2005 (File Nos. 333-125098, 811-03313)).

(a)(10) Articles of Amendment to Articles of Incorporation dated August 30, 2005 (Incorporated by reference to Exhibit (a)(10) to Post-Effective Amendment No. 55, filed on October 28, 2005 (File Nos. 002-74747, 811-03313)).

(a)(11) Certificate of Designation filed February 23, 2006, designating Institutional Investor shares of Prime Obligations Fund, Government Obligations Fund, Treasury Obligations Fund, Tax Free Obligations Fund, and U.S. Treasury Money Market Fund (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(a)(12) Articles of Correction to Certificate of Designation filed February 23, 2006 (Incorporated by reference to Exhibit (b) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(a)(13) Certificate of Designation designating Class X shares of Government Obligations Fund, Prime Obligations Fund and Treasury Obligations Fund.*

(b)        Bylaws, as amended September 23, 2015.*

(c)        Not applicable.

(d)(1)   Investment Advisory Agreement, dated January 20, 1995, between the Registrant and First Bank National Association (Incorporated by reference to Exhibit (5) to Post-Effective Amendment No. 22, filed on January 22, 1996 (File Nos. 002-74747, 811-03313)).

(d)(2)   Assignment and Assumption Agreement, dated May 2, 2001, relating to assignment of Investment Advisory Agreement to U.S. Bancorp Piper Jaffray Asset Management, Inc. (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 51, filed on November 30, 2004 (File Nos. 002-74747, 811-03313)).

(d)(3)   Amendment to Exhibit A to Investment Advisory Agreement effective October 25, 2004 (series and fees) (Incorporated by reference to Exhibit (d)(2) to Post-Effective Amendment No. 50, filed on October 15, 2004 (File Nos. 002-74747, 811-03313)).

(d)(4)   Amendment to Investment Advisory Agreement dated as of June 21, 2005, permitting First American Funds, Inc. to purchase securities from Piper Jaffray & Co. (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 54, filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(d)(5) Expense Limitation Agreement effective October 30, 2015, between Registrant and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to Exhibit (d)(5) to Post-Effective Amendment No. 73, filed on October 30, 2015 (File Nos. 002-74747, 811-03313)).

2

(e)(1)    Distribution Agreement dated July 1, 2007, between Registrant and Quasar Distributors, LLC (Incorporated by reference to Exhibit (e)(1) to Post-Effective Amendment No. 59, filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(e)(2)    Form of Dealer Agreement (Incorporated by reference to Exhibit (e)(2) to Post-Effective Amendment No. 65, filed on October 28, 2011 (File Nos. 002-74747, 811-03313)).

(f)         Not applicable.

(g)(1)    Custody Agreement dated July 1, 2006, between Registrant and U.S. Bank National Association (Incorporated by reference to Exhibit (g) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(g)(2)   Amendment to Custody Agreement dated July 1, 2007 (Incorporated by reference to Exhibit (g)(2) to Post-Effective Amendment No. 59, filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(g)(3)   Amendment to Custody Agreement dated February 19, 2009 (Incorporated by reference to Exhibit (g)(3) to Post-Effective Amendment No. 62, filed on October 30, 2009 (File Nos. 002-74747, 811-03313)).

(h)(1)   Administration Agreement dated as of July 1, 2006, by and between Registrant and U.S. Bancorp Asset Management, Inc. (formerly known as FAF Advisors, Inc.) (Incorporated by reference to Exhibit (h)(1) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(h)(2)   Amended Schedule A to Administration Agreement, dated July 1, 2011, between Registrant and U.S. Bancorp Asset Management, Inc. (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 65, filed on October 28, 2011 (File Nos. 002-74747, 811-03313)).

(h)(3)   Sub-Administration Agreement effective as of July 1, 2005, by and between U.S. Bancorp Asset Management Inc. and U.S. Bancorp Fund Services, LLC. (Incorporated by reference to Exhibit (h)(2) to Post-Effective Amendment No. 54, filed on August 16, 2005 (File Nos. 002-74747, 811-03313)).

(h)(4)   Transfer Agent and Shareholder Servicing Agreement dated as of September 19, 2006, by and among Registrant, U.S. Bancorp Fund Services, LLC, and U.S. Bancorp Asset Management, Inc. (formerly known as FAF Advisors, Inc.) (Incorporated by reference to Exhibit (h)(3) to Post-Effective Amendment No. 59, filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(h)(5)   Exhibit A to Transfer Agent and Shareholder Servicing Agreement effective July 1, 2010 (Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 65, filed on October 28, 2011 (File Nos. 002-74747, 811-03313)).

(h)(6)   Amended Shareholder Service Plan and Agreement effective July 1, 2005, as further amended effective February 22, 2006, between Registrant and U.S. Bancorp Asset Management,

3

Inc. for Class A, Class D, Class I, Class Y, Institutional Investor, and Reserve shares (Incorporated by reference to Exhibit (h)(5) to Post-Effective Amendment No. 58, filed on October 31, 2006 (File Nos. 002-74747, 811-03313)).

(h)(7)     Securities Lending Agreement dated January 1, 2007, by and between First American Funds, Inc. - Government Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 60, filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).

(h)(8)     Amendment to Securities Lending Agreement effective January 1, 2011, by and between First American Funds, Inc. – Government Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(8) to Post-Effective Amendment No. 67, filed on October 30, 2012 (File Nos. 002-74747, 811-03313)).

(h)(9)     Securities Lending Agreement dated January 1, 2007, by and between First American Funds, Inc. - Treasury Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 60, filed on October 31, 2008 (File Nos. 002-74747, 811-03313)).

(h)(10)     Amendment to Securities Lending Agreement effective January 1, 2011, by and between First American Funds, Inc. – Treasury Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(10) to Post-Effective Amendment No. 67, filed on October 30, 2012 (File Nos. 002-74747, 811-03313)).

(h)(11) Securities Lending Agreement dated October 1, 2011, by and between First American Funds, Inc. – Prime Obligations Fund and U.S. Bank National Association (Incorporated by reference to Exhibit (h)(9) to Post-Effective Amendment No. 65, filed on October 28, 2011 (File Nos. 002-74747, 811-03313)).

(i)         Opinion and Consent of Dorsey & Whitney LLP (to be filed by amendment).

(j)         Consent of Ernst & Young LLP (to be filed by amendment).

(k)        Not applicable.

(l)         Not applicable.

(m)(1)  Amended and Restated Distribution and Service Plan effective September 19, 2006, for Class A, Class B, Class C, Class D, and Reserve shares (Incorporated by reference to Exhibit (m) to Post-Effective Amendment No. 59, filed on October 31, 2007 (File Nos. 002-74747, 811-03313)).

(m)(2)   Form of Rule 12b-1 Fee Agreement (Incorporated by reference to Exhibit (m)(2) to Post-Effective Amendment No. 67, filed on October 30, 2012 (File Nos. 002-74747, 811-03313)).

(n)        Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3, effective September 23, 2015.*

4

(o)         Reserved.

(p)(1)    First American Funds Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 and Section 406 of the Sarbanes-Oxley Act (Incorporated by reference to Exhibit (p)(1) to Post-Effective Amendment No. 73, filed on October 30, 2015 (File Nos. 002-74747, 811-03313)).

(p)(2)    U.S. Bancorp Asset Management, Inc. Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940.*

(p)(3)    Quasar Distributors, LLC Code of Ethics adopted under Rule 17j-1 of the Investment Company Act of 1940 (Incorporated by reference to Exhibit (p)(3) to Post-Effective Amendment No. 73, filed on October 30, 2015 (File Nos. 002-74747, 811-03313)).

(q)(1)         Power of Attorney dated September 23, 2015 (Incorporated by reference to Exhibit (q) to Post-Effective Amendment No. 73, filed on October 30, 2015 (File Nos. 002-74747, 811-03313)).

(q)(2)         Power of Attorney dated February 2, 2016.*

*     Filed herewith.

Item 29. Persons Controlled by or Under Common Control with the Fund

Not applicable.

Item 30. Indemnification

The Registrant's Articles of Incorporation and Bylaws provide that the Registrant shall indemnify such persons for such expenses and liabilities, in such manner, under such circumstances, and to the full extent as permitted by Section 302A.521 of the Minnesota Statutes, as now enacted or hereafter amended; provided, however, that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended, and any rules, regulations, or releases promulgated thereunder. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding by reason of the former or present official capacity of the person against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements, and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith, received no improper personal benefit, and the Minnesota Statutes dealing with directors’ conflicts of interest, if applicable, have been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe that the conduct was unlawful; and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation. The Registrant undertakes that no indemnification or advance will be made unless it is consistent with Sections 17(h) or 17(i) of the Investment Company Act of 1940, as now

5

enacted or hereafter amended, and Securities and Exchange Commission rules, regulations, and releases (including, without limitation, Investment Company Act of 1940 Release No. 11330, September 2, 1980). Insofar as the indemnification for liability arising under the Securities Act of 1933, as amended, may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933, as amended, and will be governed by the final adjudication of such issue.

Item 31.    Business and Other Connections of the Investment Adviser

Information on the business of the Registrant’s investment adviser, U.S. Bancorp Asset Management, Inc. (the “Manager”), is described in the section of each series’ Statement of Additional Information, filed as part of this Registration Statement, entitled “Investment Advisory and Other Services.” The directors and officers of the Manager are listed below, together with their principal occupation or other positions of a substantial nature during the past two fiscal years.

Name and Address	Principal Occupation(s) During the Past Two Years
Eric J. Thole U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Chief Executive Officer and President, U.S. Bancorp Asset Management, Inc. since June 2014; prior thereto, Chief Operating Officer, U.S. Bancorp Asset Management, Inc.; Director, U.S. Bancorp Asset Management, Inc.; President, FAF and Mount Vernon since June 2014; prior thereto, Vice President, FAF and Mount Vernon

James D. Palmer U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Chief Investment Officer, U.S. Bancorp Asset Management, Inc. since August 2012; Director, U.S. Bancorp Asset Management, Inc. since June 2014; Vice President, FAF and Mount Vernon since June 2014

Richard J. Ertel U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Director, Chief Counsel and Secretary, U.S. Bancorp Asset Management, Inc.; Secretary, FAF and Mount Vernon

Jill M. Stevenson U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Mutual Funds Treasurer and Head of Operations, U.S. Bancorp Asset Management, Inc. since September 2014; prior thereto, Mutual Funds Treasurer, U.S. Bancorp Asset Management, Inc.; Treasurer, FAF and Mount Vernon

Jon E. Webster U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall	Head of Technology, U.S. Bancorp Asset Management, Inc. since September 2014; prior thereto, Managing Director, Technology, U.S.

6

Name and Address	Principal Occupation(s) During the Past Two Years
Minneapolis, MN 55402	Bancorp Asset Management, Inc.

Louis G. Martine U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Head of Distribution, U.S. Bancorp Asset Management, Inc.

Kenneth L. Delecki U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Head of Securities Lending, U.S. Bancorp Asset Management, Inc.

Scott F. Cloutier U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Senior Corporate Counsel, U.S. Bancorp Asset Management, Inc.; Assistant Secretary, FAF and Mount Vernon

Ruth M. Mayr U.S. Bancorp Asset Management, Inc. 800 Nicollet Mall Minneapolis, MN 55402	Chief Compliance Officer, U.S. Bancorp Asset Management, Inc.; Chief Compliance Officer, FAF and Mount Vernon

Brett E. Scribner U.S. Bank National Association 800 Nicollet Mall Minneapolis, MN 55402	Senior Vice President, U.S. Bancorp Asset Management, Inc.; Corporate Tax Director, U.S. Bank National Association

7

Item 32.    Principal Underwriters

Registrant’s distributor, Quasar Distributors, LLC (the “Distributor”) acts as principal underwriter and distributor for the following investment companies:

1919 Funds	Edgar Lomax Value Fund	PIA Funds
AC One China Fund	Evermore Global Investors Trust	Poplar Forest Funds
Academy Asset ETF Funds	FactorShares Trust	Port Street Funds
Academy Fund Trust	Falah Capital	Portfolio 21
Advantus Mutual Funds	First American Funds, Inc.	Primecap Odyssey Funds
Aegis Funds	Fort Pitt Capital Group, Inc.	Prospector Funds
Akre Funds	Fund X Funds	Provident Mutual Funds, Inc.
Allied Asset Advisors Funds	Geneva Advisors Funds	Purisima Funds
Alpha Architect Funds	Glenmede Fund, Inc.	Pzena Funds
Alpha Funds	Glenmede Portfolios	Rainier Funds
AlphaClone ETF Fund	GoodHaven Funds	RBC Funds Trust
AlphaMark ETFs	Great Lakes Funds	Reinhart Funds
Alpine Equity Trust	Greenspring Fund	Rockefeller Funds
Alpine Income Trust	Guinness Atkinson Funds	Rothschild Funds
Alpine Series Trust	Harding Loevner Funds	Samson Funds
American Trust	Hennessy Funds Trust	Scharf Funds
Angel Oak Funds	Hodges Funds	Schooner Investment Group
Appleton Group	Hotchkis & Wiley Funds	Semper Funds
Appleton Partners Inc	Huber Funds	Shenkman Funds
Barrett Growth Fund	Infinity Q Funds	Smith Group Funds
Barrett Opportunity Fund	Intrepid Capital Management	Snow Capital Family of Funds
Becker Value Equity Fund	IronBridge Funds	Sound Point Funds
Boston Common Funds	Jacob Funds, Inc.	Stone Ridge Funds
Brandes Investment Trust	Jensen Funds	Stone Ridge Trust II
Bridge Builder Trust	Kellner Funds	Stone Ridge Trust III
Bridges Investment Fund, Inc.	Kirr Marbach Partners Funds, Inc	Strategic Income Funds
Bright Rock Funds	Lawson Kroeker Funds	Thomas Crown Funds
Brookfield Investment Funds	LKCM Funds	Thomas White Funds
Brown Advisory Funds	LoCorr Investment Trust	Thompson IM Funds, Inc.
Buffalo Funds	Logan Capital Funds	Tiedemann Funds
Bushido Funds	MainGate MLP Funds	TorrayResolute Funds
CAN SLIM Select Growth Fund	Matrix Asset Advisors, Inc.	Tortoise Funds
Capital Advisors Funds	McKinley Funds	Trust and Fiduciary Management
CG Funds Trust	MD Sass	Services ETF
Chase Funds	Meydenbauer Dividend Growth Fund	Tygh Capital Management
Coho Partners	Monetta Trust	US Global ETFs
Collins Capital Funds	Morgan Dempsey Funds	USA Mutuals Funds
Compass EMP	Muhlenkamp Fund	Validea Funds
Congress Funds	Muzinich Funds	Vident Funds
Consilium Funds	Nicholas Funds	Villere & Co.
Contravisory Funds	Nuance Funds	Visium Funds
Convergence Funds	Oaktree Funds	Wall Street Fund, Inc.
Cove Street Capital Funds	Orinda Funds	Wasmer Schroeder Funds
Cushing Funds	O’Shaughnessy Funds	WBI Funds
Davidson Funds	Osterweis Funds	Westchester Capital Funds
Dearborn Funds	Otter Creek Funds	Wisconsin Capital Funds, Inc.
Diamond Hill	Pension Partners Funds	YCG Funds
DoubleLine Funds	Permanent Portfolio Funds	Ziegler Strategic Income Fund
DSM Capital Funds	Perritt Funds, Inc.

8

The board members and officers of Quasar Distributors, LLC and their positions or offices with the Registrant are identified in the following table. Unless otherwise noted, the business address for each board member or officer is Quasar Distributors, LLC 615 East Michigan Street, Milwaukee, WI 53202.

Name	Position and Offices with Underwriter	Position and Offices with Registrant
James R. Schoenike	President, Board Member, General Securities Principal and FINRA Executive Officer	None

Joe D. Redwine	Board Member	None

Robert Kern 777 East Wisconsin Avenue Milwaukee, WI 53202	Board Member	None

Joseph P. Bree	Board Member, Chief Financial Officer and Financial Operations Principal	None

Susan L. LaFond	Vice President and Treasurer	None

Brett E. Scribner 800 Nicollet Mall Minneapolis, MN 55402	Assistant Treasurer	None

Andrew M. Strnad 6602 E. 75th Street Indianapolis, IN 46250	Vice President and Secretary	None

Teresa Cowan	Senior Vice President, Assistant Secretary, General Securities Principal and Chief Compliance Officer	None

Item 33.   Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by U.S. Bancorp Asset Management, Inc., 800 Nicollet Mall, Minneapolis, Minnesota, 55402, and U.S. Bancorp Fund Services, LLC, 615 E. Michigan Street, Milwaukee, Wisconsin 53202.

Item 34.   Management Services

Not applicable.

Item 35.   Undertakings

Not applicable.

9

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement Nos. 002-74747 and 811-03313 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis, State of Minnesota, on the 5th day of February, 2016.

FIRST AMERICAN FUNDS, INC.

By:	/s/ Eric J. Thole
Eric J. Thole, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated and on February 5, 2016.

SIGNATURE	TITLE
/s/ Eric J. Thole	President
Eric J. Thole

/s/ Jill M. Stevenson	Treasurer (principal financial/accounting officer)
Jill M. Stevenson

*	Director
David K. Baumgardner

*	Director
Mark E. Gaumond

*	Director
Roger A. Gibson

*	Director
Leonard W. Kedrowski

*	Director
Richard K. Riederer

*	Director
James M. Wade

  *  Richard J. Ertel, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors of First American Funds, Inc. pursuant to the powers of attorney duly executed by such persons.

By: /s/ Richard J. Ertel	Attorney-in-Fact
Richard J. Ertel

Index to Exhibits

Exhibit Number	Name of Exhibit
(a)(13)	Certificate of Designation
(b)	Amended Bylaws
(n)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3
(p)(2)	Advisor Code of Ethics
(q)(2)	Power of Attorney

11